File Nos. 33-87150
                                                                        811-8890
================================================================================

                       SECURITIES  AND  EXCHANGE  COMMISSION

                            Washington, D.C.  20549

                                   FORM N-4

REGISTRATION  STATEMENT  UNDER  THE SECURITIES ACT OF 1933                 [ ]
     Pre-Effective  Amendment  No.                                         [ ]
     Post-Effective  Amendment  No.  7                                     [X]
REGISTRATION  STATEMENT  UNDER  THE INVESTMENT COMPANY ACT OF 1940         [ ]
  Amendment  No.  18                                                       [X]
                      (Check  appropriate  box  or  boxes.)

     LPLA  Separate  Account  One
     ___________________________
     (Exact  Name  of  Registrant)

     London  Pacific  Life  &  Annuity  Company
     _____________________________________
     (Name  of  Depositor)

     3109  Poplarwood  Court,  Raleigh, North Carolina                   27604
     ___________________________________________________             _________
     (Address of Depositor's Principal Executive Offices)           (Zip Code)

Depositor's  Telephone  Number,  including  Area  Code          (919) 790-2243

     Name  and  Address  of  Agent  for  Service
          George  Nicholson
          London  Pacific  Life  &  Annuity  Company
          3109  Poplarwood  Court
          Raleigh,  North  Carolina    27604

     Copies  to:
          Judith  A.  Hasenauer
          Blazzard,  Grodd  &  Hasenauer,  P.C.
          P.O.  Box  5108
          Westport,  CT    06881
          (203)  226-7866


It  is  proposed  that  this  filing  will  become  effective:

_____    immediately  upon  filing  pursuant  to  paragraph  (b)  of  Rule 485
__X__    on May 1, 2000  pursuant  to  paragraph  (b)of  Rule  485
_____    60  days  after  filing  pursuant  to  paragraph  (a)(1)  of Rule 485
_____    on (date) pursuant  to  paragraph  (a)(1)  of  Rule  485

If  appropriate,  check  the  following  box:

     _____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered:
    Individual Variable Annuity Contracts


                 CROSS REFERENCE SHEET
                (required by Rule 495)

Item No.                                                  Location
--------                                       -------------------------------
          PART A

Item 1.   Cover Page                           Cover Page

Item 2.   Definitions                          Definitions of Terms used in this Prospectus

Item 3.   Synopsis                             Summary

Item 4.   Condensed Financial Information      Appendix A-Condensed Financial Information

Item 5.   General Description of Registrant,
          Depositor, and Portfolio Companies   London Pacific; The Separate
                                               Account; Investment Options

Item 6.   Deductions and Expenses              Expenses

Item 7.   General Description of Variable      The London Pacific Deferred
          Annuity Contracts                    Variable Annuity Contract

Item 8.   Annuity Period                       Annuity Payments (The Annuity Period)

Item 9.   Death Benefit                        Death Benefit

Item 10.  Purchases and Contract Value         How to Purchase the Contracts

Item 11.  Redemptions                          Withdrawals

Item 12.  Taxes                                Taxes

Item 13.  Legal Proceedings                    Not Applicable

Item 14.  Table of Contents of the Statement
          of Additional Information            Table of Contents of the
                                               Statement of Additional
                                               Information

          PART B

Item 15.  Cover Page                           Cover Page

Item 16.  Table of Contents                    Table of Contents

Item 17.  General Information and History      Company

Item 18.  Services                             Not Applicable

Item 19.  Purchase of Securities Being
          Offered.                             Not Applicable

Item 20.  Underwriters                         Distributor

Item 21.  Calculation of Performance Data      Performance Information

Item 22.  Annuity Payments                     Annuity Provisions

Item 23.  Financial Statements                 Financial Statements


                                     PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered in Part C to this Registration Statement.

                                     PART A

                                [GRAPHIC OMITTED]

                  INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT
                              with a Fixed Account
                                    issued by
                            LPLA SEPARATE ACCOUNT ONE
                                       and
                 LONDON PACIFIC LIFE & ANNUITY INSURANCE COMPANY
                                   May 1, 2000

This prospectus describes the individual deferred variable annuity contract with a Fixed Account issued by London Pacific Life & Annuity Company (London Pacific). The annuity contract has a Fixed Account which offers an interest rate which is guaranteed by London Pacific and the following 12 Investment Options:

LPT VARIABLE INSURANCE SERIES TRUST:

Harris Associates Value Portfolio
MFS Total Return Portfolio
RS Diversified Growth Portfolio
 (fomerly, Robertson Stephens Diversified Growth Portfolio)
Lexington Corporate Leaders Portfolio(R)
Strong Growth Portfolio
SAI Global Leaders Portfolio

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
   (formerly, MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.)

Universal Institutional High Yield Portfolio
   (formerly, Morgan Stanley Dean Witter U.F. High Yield Portfolio)
Universal Institutional International Magnum Portfolio
   (formerly, Morgan Stanley Dean Witter U.F. International Magnum Portfolio) Universal Institutional Emerging Markets Equity Portfolio
   (formerly, Morgan Stanley Dean Witter U.F. Emerging Markets Equity Portfolio)


DEUTSCHE ASSET MANAGEMENT VIT FUNDS:
   (formerly, BT Insurance Funds Trust)

Deutsche VIT Equity 500 Index Fund
   (formerly, BT Equity 500 Index Fund)

FEDERATED INSURANCE SERIES:

Federated Prime Money Fund II
Federated Fund for U.S. Government Securities II

Please read this prospectus carefully before investing and keep it on file for future reference. It contains important information about the London Pacific Deferred Variable Annuity Contract.

To learn more about the London Pacific Deferred Variable Annuity Contract with a Fixed Account, you can obtain a copy of the Statement of Additional information
(SAI) dated May 1, 2000. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page __ of this prospectus. For a free copy of the SAI, call us at our Annuity Service Center at the address below.

The Contracts:

     *    are not bank deposits
     *    are not federally insured
     *    are not endorsed by any bank or government agency
     *    are not guaranteed and may be subject to loss of principal

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

INQUIRIES: If you have any questions about your Contract or need more information, please contact us at:

Annuity Service Center
P.O. Box 2956
Raleigh, North Carolina 27626
(800) 852-3152


                             TABLE OF CONTENTS

                                                            PAGE

DEFINITIONS OF TERMS USED IN THIS PROSPECTUS ...........

SUMMARY ................................................

FEE TABLE ..............................................

THE LONDON PACIFIC DEFERRED VARIABLE ANNUITY CONTRACT...
         Ownership......................................
         Assignment.....................................
         Modification of the Contract..................

ANNUITY PAYMENTS (THE ANNUITY PERIOD)....................
         Annuity Date ...................................
         Annuity Payments ...............................
         Annuity Options ................................

HOW TO PURCHASE THE CONTRACTS ...........................
         Contributions ..................................
         Allocation of Contributions ....................
         Free-Look ......................................
         Accumulation Units .............................
         Transfers ......................................

INVESTMENT OPTIONS.......................................
         LPT Variable Insurance Series Trust.............
         The Universal Institutional Funds, Inc.
         Deutsche Asset Management VIT Funds.............
         Federated Insurance Series......................
         Dollar Cost Averaging Program ..................
         Rebalancing Program ............................
         Voting Rights ..................................
         Substitution....................................
         Exchange Program................................

PERFORMANCE..............................................

EXPENSES ................................................
         Mortality and Expense Risk Charge...............
         Administrative Charge ..........................
         Distribution Charge ............................
         Contract Maintenance Charge ....................
         Contingent Deferred Sales Charge................
         Transfer Fee ...................................
         Premium Taxes...................................
         Income Taxes....................................
         Investment Option Expenses......................

TAXES ...................................................
         Annuity Contracts in General...................
         Qualified and Non-Qualified Contracts .........
         Withdrawals - Non-Qualified Contracts ..........
         Withdrawals - Qualified Contracts ..............
         Diversification ................................

WITHDRAWALS...............................................

         Systematic Withdrawal Option ....................
         Suspension of Payments or Transfers .............

DEATH BENEFIT.............................................
       Upon Your Death ...................................
       Death of Annuitant ................................

OTHER INFORMATION.........................................
         London Pacific...................................
         The Separate Account.............................
         Distribution.....................................

TABLE OF CONTENTS OF THE SAI..............................

APPENDIX A................................................

APPENDIX B ...............................................




                  DEFINITIONS OF TERMS USED IN THIS PROSPECTUS

Accumulation Period - The period of time before the Annuity Date during which you can make Contributions.

Annuity Date - The date on which Annuity Payments begin.

Annuity Payments - The series of payments made to you or someone you choose after the Annuity Date.

Annuity Period - The period of time beginning with the Annuity Date during which we make Annuity Payments.

Annuity Service Center - The office indicated under Inquiries on the first page of this prospectus to which notices, requests and Contributions must be sent.

Business Day - Any day the New York Stock Exchange (NYSE) and we are open for business.

Contributions - The money you invest in the Contract.

Fixed Account - A segment of our general account which contains all of our assets with the exception of segregated separate account assets.

Investment Option(s) - Those variable investments available under the Contract.

Non-Qualified Contract - If you purchase the Contract as an individual and not under an individual retirement annuity, it is referred to as a Non-Qualified Contract.

Owner/Joint Owner - The person(s) or entity(ies) entitled to ownership rights under the Contract.

Qualified Contract - If you purchase the Contract under an individual retirement annuity, it is referred to as a Qualified Contract.

Separate Account - A segregated asset account maintained by us to support the London Pacific Deferred Variable Annuity Contract and certain other contracts. The Separate Account is LPLA Separate Account One. The Separate Account is divided into sub-accounts.

Written Request - A request in writing, in a form satisfactory to us, which is received by the Annuity Service Center.

SUMMARY

The sections in this Summary are explained in more detail later in this prospectus.

The London Pacific Deferred Variable Annuity Contract

This prospectus describes the individual deferred variable annuity contract with a Fixed Account (Contract). The Contract is offered by London Pacific Life & Annuity Company (London Pacific). The Contract provides for a death benefit and guaranteed payment plans. The Contract is designed for retirement savings or other long-term investment purposes.

The Contract allows you the choice to invest in our Fixed Account or the 12 Investment Options. The Investment Options are intended to offer a better return than the Fixed Account. However, this is NOT guaranteed. You can also lose your money.

Under the Contract, you are the Owner. You can name a Joint Owner. The Joint Owner must be your spouse.

Annuity Payments

You can receive Annuity Payments from your Contract by selecting one of the available Annuity Options. You can choose to have Annuity Payments come from the Fixed Account or the Investment Options or both. If you choose to have any portion of the payments come from the Investment Options, the dollar amount of your Annuity Payments may go up or down depending on the investment performance of the Investment Option(s) you select.

How to Purchase the Contract

The Contract requires an initial Contribution of at least $5,000. If you buy the Contract as an Individual Retirement Annuity (IRA), the initial Contribution must be at least $1,000. You can make additional Contributions of at least $1,000 at any time during the Accumulation Period. Your registered representative can help you fill out the proper forms.

Investment Options

You can invest in the following Investment Options:

LPT Variable Insurance Series Trust:

Harris Associates Value Portfolio
MFS Total Return Portfolio
RS Diversified Growth Portfolio
Lexington Corporate Leaders Portfolio(R)
Strong Growth Portfolio
SAI Global Leaders Portfolio

The Universal Institutional Funds, Inc:

Universal Institutional High  Yield Portfolio
Universal Institutional International Magnum Portfolio
Universal Institutional Emerging Markets Equity Portfolio

Deutsche Asset Management VIT Funds:

Deutsche VIT Equity 500 Index Fund

Federated Insurance Series:

Federated Prime Money Fund II
Federated Fund for U.S. Government Securities II

Depending on market conditions and the performance of the Investment Options you select, you can make or lose money in any of these Investment Options.


                                    Expenses

The Contract has insurance features and investment features and there are costs related to each. The fees and charges are as follows:

Mortality and Expense Risk Charge: 1.25% annually of the average daily net asset value of each Investment Option.

Administrative Charge: .15% annually of the average daily net asset value of each Investment Option.

Distribution Charge: .10% annually of the average daily net asset value of each Investment Option.

     Transfer Fee: If you make more than 12 transfers in a Contract year, we deduct a transfer fee which is equal to $20 per transfer, or 2% of the amount transferred (whichever is less).

     Contingent Deferred Sales Charge: If you make a withdrawal from your Contract, we will deduct a contingent deferred sales charge which declines from 7% to 0% depending upon the number of years we have had your Contribution. After London Pacific has had your Contribution for 7 years, there is no charge for withdrawals.

     Contract Maintenance Charge: Each year, London Pacific deducts a $36 contract maintenance charge from your Contract. The charge is waived if the value of your Contract is at least $50,000.

     Premium Taxes: When you make a withdrawal, begin receiving Annuity Payments or when we pay a death benefit, London Pacific may assess a premium tax charge which ranges from 0% to 4%, depending on the state.

There are also investment charges which range from .30% to 1.79% of the average daily value of the Investment Option, depending upon the Investment Option you select.

Taxes

Your earnings are not taxed until you take them out. If you take money out during the Accumulation Period, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings. Payments during the Annuity Period are considered partly a return of your original investment. That part of each payment is not taxable.

Death Benefit

If you die, a death benefit will be paid to the Beneficiary.

Exchange Program

London Pacific offers an exchange program (the Exchange Program) which is available only to purchasers who exchange a contract issued by another insurance company not affiliated with London Pacific or other financial investment for a Contract offered by this Prospectus. The Exchange Program is only available to purchasers who own a fixed annuity contract issued by another insurance company not affiliated with London Pacific or other financial investments. Under the Exchange Program, London Pacific adds certain amounts to the Contract as exchange credits (Exchange Credits). Subject to specific limits, the Exchange Credits equal the surrender charge paid, if any, to the other insurance company or the charges and penalties paid to a financial institution.

Free-Look

If you cancel the Contract within 10 days after receiving it (or the period required in your state), we will send your money back. You will receive whatever your Contract is worth on the day we receive your request. This may be more or less than your Contribution. If we are required by law to return your Contribution, we will put your money in the Federated Prime Money Fund II during the free-look period.



                       LPLA SEPARATE ACCOUNT ONE FEE TABLE
                 See Notes to Fee Table and Examples on Page 8.


Contract Owner Transaction Expenses
                                                    Charge as a Percentage
Contingent Deferred Sales Charge  Contract Year   of Unliquidated Contribution
- --------------------------------  -------------   ----------------------------

                                     1 year                     7%
                                     2 years                    7%
                                     3 years                    6%
                                     4 years                    5%
                                     5 years                    4%
                                     6 years                    3%
                                     7 years                    2%
                                     8 years or more            0%

Transfer Fee                   No charge for first 12 transfers in a Contract
(See Note 2 on Page 8)         year.  After that, the fee is the lesser of $20
                               or 2% of the amount transferred.

Contract Maintenance Charge    $36 per Contract per Contract year.
(see Note 3 on Page 8 )

Separate Account Annual Expenses
  (as a percentage of average account value)

Mortality and Expense Risk Charge..................... 1.25%
Administrative Charge.................................  .15%
Distribution Charge...................................  .10%
                                                       ------
Total Separate Account Annual Expenses.................1.50%



LPT Variable Insurance Series Trust's Annual Expenses
 (as a percentage of the average daily net assets of a Portfolio)


                            Management      Other Expenses
                              Fees         (after expense     Total Annual
                          (after waiver)    reimbursement)* Portfolio Expenses*
                            ----------      -----------------------------------

Harris Associates Value          1.00%            .29%               1.29%
MFS Total Return                  .75%            .54%               1.29%
RS Diversified Growth             .95%            .44%               1.39%
Lexington Corporate Leaders       .65%            .64%               1.29%
Strong Growth                     .75%            .54%               1.29%
SAI Global Leaders**              .0%            1.29%               1.29%

* London Pacific has voluntarily agreed through December 31, 2000 to reimburse each Portfolio for certain expenses (excluding brokerage commissions) in excess of approximately the amounts set forth above under "Total Annual Portfolio Expenses" for each Portfolio. Absent this expense reimbursement arrangement, for the year ended December 31, 1999, the "Total Annual Portfolio Expenses" (on an annualized basis) were: 1.85% for the
     Harris  Associates  Value  Portfolio;   1.60%  for  the  MFS  Total  Return
     Portfolio; 1.80% for the Strong Growth Portfolio; 1.97% for the RS Diversified Growth Portfolio; 1.34% for the Lexington Corporate Leaders Portfolio; and 9.86% for the SAI Global Leaders Portfolio. The examples following are calculated based upon such expense reimbursement arrangements.

** The Portfolio commenced investment operations on May 11, 1999. LPIMC Insurance Marketing Services currently waives its management fees for the SAI Global Leaders Portfolio until the Portfolio's net assets reach $5 million. Absent the fee waiver, the management fee would be .75%.


The Universal Institutional Funds, Inc.'s Annual Expenses
(as a percentage of the average daily net assets of a Portfolio)



                               Management
                                  Fees
                               (after fee     Other            Total Annual
                                waivers)*    Expenses        Portfolio Expenses*
                                  ----    ---------------  -------------------


Universal Institutional
   High Yield                     .19%            .61%                 .80%

Universal Institutional
   International Magnum           .29%            .87%                1.16%

Universal Institutional
  Emerging Markets Equity         .42%           1.37%                1.79%

* The advisers have voluntarily waived receipt of their management fees and agreed to reimburse the Portfolio, if necessary, if such fees would cause the total annual operating expenses of the Portfolio to exceed the percentages set forth above under "Total Annual Portfolio Expenses." Absent this fee waiver, for the year ending December 31, 1999, "Management Fees," "Other Expenses," and "Total Annual Portfolio Expenses" would have been:
     0.50%, 0.61% and 1.11% for the Universal Institutional High Yield Portfolio; 0.80%, 0.87%, and 1.67% for the Universal Institutional International Magnum Portfolio; and 1.25%, 1.38% and 2.63% for the Universal Institutional Emerging Markets Portfolio.


Deutsche Asset Management VIT Funds Annual Expenses
(as a percentage of the average daily net assets of a Portfolio)

                                   Other Expenses
                    Management     (after expense          Total Annual
                       Fees        reimbursement)*      Portfolio Expenses*
                       ----        ---------------      -------------------
Deutsche VIT
  Equity 500 Index    .09%              .21%                  .30%


* The investment adviser has waived receipt of its management fee and agreed to reimburse certain expenses. Without expense waivers and reimbursements for the year ended December 31, 1999, the "Management Fee", "Other Expenses" and "Total Annual Portfolio Expenses" for the Deutsche VIT Equity 500 Index Fund would have been .20%, .23% and .43%.


Federated Insurance Series' Annual Expenses
(as a percentage of the average daily net assets of a Portfolio)


                                                                Total Annual
                             Management                          Portfolio
                                Fees       Other Expenses         Expenses
                                ----       ----------------  ----------------

Federated Prime Money Fund II    .50%            .23%              .73%
Federated Fund for U.S.
 Government Securities II        .60%            .24%              .84%


Examples:

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on your assets:

(a)      if you surrender your Contract at the end of each time period;
(b)      if you do not surrender your Contract.


                                                   Time Periods
                                                   ------------

                                        1 Year   3 Years  5 Years  10 Years
                                        ------   -------  -------  --------

Harris Associates Value               a)$100.04   $154.47  $205.22  $374.10
                                      b)$ 30.04   $ 94.47  $165.22  $374.10
MFS Total Return                      a)$100.04   $154.47  $205.22  $374.10
                                      b)$ 30.04   $ 94.47  $165.22  $374.10
RS Diversified Growth                 a)$101.06   $157.70  $210.88  $386.99
                                      b)$ 31.06   $ 97.70  $170.88  $386.99
Lexington Corporate Leaders           a)$100.04   $154.47  $205.22  $374.10
                                      b)$ 30.04   $ 94.47  $165.22  $374.10
Strong Growth                         a)$100.04   $154.47  $205.22  $374.10
                                      b)$ 30.04   $ 94.47  $165.22  $374.10
SAI Global Leaders                    a)$100.04   $154.47  $205.22  $374.10
                                      b)$ 30.04   $ 94.47  $165.22  $374.10
Universal Institutional               a)$ 95.02   $138.64  $177.47  $310.92
  High Yield                          b)$ 25.02   $ 78.64  $137.47  $310.92
Universal Institutional               a)$ 98.71   $150.27  $197.86  $357.34
 International Magnum                 b)$ 28.71   $ 90.27  $157.86  $357.34
Universal Institutional               a)$105.16   $170.63  $233.54  $438.56
  Emerging Markets Equity             b)$ 35.16   $110.63  $193.54  $438.56
Deutsche VIT Equity 500 Index         a)$ 89.89   $122.48  $149.15  $246.46
                                      b)$ 19.89   $ 62.48  $109.15  $246.46
Federated Prime Money Fund II         a)$ 94.30   $136.38  $173.50  $301.09
                                      b)$ 24.30   $ 76.38  $133.50  $301.09
Federated Fund for U.S Government     a)$ 95.43   $139.93  $179.73  $316.08
 Securities II                        b)$ 25.43   $ 79.93  $139.73  $316.08

Notes To Fee Table And Examples

1. The purpose of the fee table is to show you the various expenses you will incur directly or indirectly with the Contract. The Fee Table reflects expenses of the Separate Account as well as the Investment Options.

2. Once each Contract year, you can withdraw up to 10% of unliquidated Contributions (which means not previously withdrawn) on a non-cumulative basis without the imposition of the contingent deferred sales charge (free withdrawal). You can make a free withdrawal once each Contract year unless you have selected the Systematic Withdrawal Option. If you are younger than 59 1/2 when you make a withdrawal, it may be subject to a ten percent (10%) federal income tax penalty.

3. London Pacific will not charge you the transfer fee even if there are more than 12 transfers in a year if the transfer is made at the end of the free-look period and any transfers made pursuant to an approved Dollar Cost Averaging Program or Rebalancing Program.

4. During the Accumulation Period, London Pacific will not charge the contract maintenance charge if the value of your Contract is at least $50,000 or more. However, if you make a complete withdrawal, London Pacific will charge the contract maintenance charge. During the Annuity Period, the full charge will be deducted regardless of the size of your Contract. In the state of North Dakota, the contract maintenance charge is $30.

5. The examples below assume an estimated $25,000 Contract value. Therefore, the contract maintenance charge is calculated as $1.44 in the examples. The charge would be higher for smaller Contract values and lower for higher Contract values.

6. Premium taxes are not reflected. Premium taxes may apply depending on the state where you live.

7. The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

There is an accumulation unit value history (condensed financial information) contained in Appendix A to this prospectus.


              THE LONDON PACIFIC DEFERRED VARIABLE ANNUITY CONTRACT

This prospectus describes the Individual Deferred Variable Annuity Contract with a Fixed Account (Contract) issued by London Pacific.

An annuity is a contract between you (the Owner) and us (an insurance company) where we promise to pay you (or someone you choose) an income, in the form of Annuity Payments. Until you decide to begin receiving Annuity Payments, your annuity is in the Accumulation Period. Once you begin receiving Annuity Payments, your Contract switches to the Annuity Period.

The Contract benefits from tax deferral. This means that you are not taxed on the earnings or appreciation on the money in your Contract until you take money out.

You can choose to invest in the 12 Investment Options. Depending on market conditions and the performance of the Investment Option(s) you select, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the Contract, the amount of money you are able to accumulate in your Contract during the Accumulation Period depends upon the investment performance of the Investment Option(s) you select. The amount of Annuity Payments you receive during the Annuity Period from the variable annuity portion of the Contract also depends, in part, on the investment performance of the Investment Option(s) you select for the Annuity Period.

The Contract also offers you a Fixed Account. The Fixed Account offers an interest rate that's guaranteed by London Pacific. If you select the Fixed
Account, your money will be placed with the other general assets of London Pacific.

Ownership

Owner - Under the Contract you are the Owner. You name an Annuitant. You may change Owners of the Contract at any time prior to the Annuity Date by Written Request. A change of Owner will automatically revoke any prior designation of Owner. The change will become effective as of the date the Written Request is signed. A new designation of Owner will not apply to any payment made or action taken by us prior to the time it was received.

If the Contract is Non-Qualified and is owned by a non-natural person (for example, a corporation) it is not treated as an annuity contract for tax purposes. This means that income on the Contract is treated as ordinary income received by the Owner during the taxable year. You should seek tax advice before you buy the Contract if it is going to be owned by a trust or other non-natural person.

The Contract may be owned by Joint Owners. Any Joint Owner must be your spouse. When either Owner dies, the surviving Joint Owner will be the primary
Beneficiary. We will treat any other designated Beneficiary as a contingent Beneficiary unless you specify otherwise in a Written Request.

Unless you tell us otherwise, if there are Joint Owners all transactions will require both signatures except for telephone transfers. If the telephone transfer option is elected and there are Joint Owners, either Joint Owner can give telephone instructions.

Annuitant - The Annuitant is the person on whose life we base Annuity Payments. You designate the Annuitant when the Contract is issued. You can change the Annuitant at any time before the Annuity Date. The Annuitant may not be changed in a Contract which is owned by a non-natural person. Any change of Annuitant is subject to our underwriting rules which are in effect at the time.

Beneficiary - The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the Contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you may change the primary Beneficiary(ies) or contingent Beneficiary(ies). A change must be made by Written Request. The change will take effect as of the date the Written Request is signed. London Pacific will not be liable for any payment made or action it takes before the change is recorded.

Assignment

You can assign (transfer ownership) the Contract at any time during your lifetime. You must send a Written Request to our Annuity Service Center specifying the terms of the assignment. London Pacific will not be liable for any payment or other action we take in accordance with the Contract until we receive notice of the assignment. Any assignment made after the death benefit has become payable will only be valid with our consent. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

If the Contract is issued pursuant to a Qualified plan, there may be limitations on your ability to assign the Contract.

Modification of the Contract

The Contract may be modified in order to comply with applicable state and federal law. A Contract may be changed or altered only by the President or Vice President and the Secretary of London Pacific. Any change must be in writing.


ANNUITY PAYMENTS (THE ANNUITY PERIOD)

Annuity Date

You can receive regular Annuity Payments from your Contract. You will receive the payments unless you choose someone else to receive them. The day on which those payments begin is called the Annuity Date. The Annuity Date must be the first day of a calendar month and must be at least one month after we issue your Contract. The Annuity Date may not be later than when the Annuitant reaches age 85 or 10 years after we issue your Contract if you are age 75 or older on the day your Contract is issued. You can change the Annuity Date by Written Request. Any change must be requested at least 7 days prior to the Annuity Date.

Annuity Payments

During the Annuity Period, you have the same investment choices you had just before the start of the Annuity Period. During the Annuity Period, payments can come from the Investment Options you have selected (meaning they are variable Annuity Payments) or from the Fixed Account (meaning they are fixed Annuity Payments). You must select if you want variable Annuity Payments or fixed Annuity Payments or a combination of both no later than 15 days before the Annuity Date. If you do not instruct us, your payments will be variable Annuity Payments.

Annuity Payments are made monthly. If the Annuity Payment would be or become less than $200 ($100 if a combination fixed and variable annuity is selected), we will reduce the frequency of the Annuity Payments to an interval which will result in each payment being at least $200 ($100 if a combination fixed and variable annuity is selected).

If you choose to have any portion of your Annuity Payments come from the Investment Options, the dollar amount of your payments will depend on the following:

     (1)  the value of your  Contract  in the  Investment  Option on the Annuity
          Date;

     (2)  the 4% assumed investment rate used in the Contract;

     (3)  the performance of the Investment Option(s) you select;

     (4)  the Annuity Option you select; and

     (5) the age of the Annuitant and any joint Annuitant with respect to certain Annuity Options.

If the actual performance exceeds the 4% assumed investment rate, your Annuity Payments will increase. Likewise, if the actual investment rate is less than 4%, your Annuity Payments will decrease.

The SAI contains a description of how Annuity Payments and Annuity Unit values are calculated.

Annuity Options

You can choose among income plans. We call them Annuity Options. We ask you to choose an Annuity Option when you buy the Contract. Prior to the Annuity Date you may change the Annuity Option by Written Request. Any change must be requested at least 7 days prior to the Annuity Date.

You can choose one of the following Annuity Options or any other Annuity Option acceptable to London Pacific.

OPTION A. LIFE ANNUITY. Under this option, we will make monthly Annuity Payments during the life of the Annuitant. After the Annuitant dies, we stop making Annuity Payments.

OPTION B. LIFE ANNUITY WITH PERIOD CERTAIN OF 120 MONTHS. Under this option, we will make monthly Annuity Payments during the life of the Annuitant. If the Beneficiary does not want payments to continue for the rest of the period certain, he or she may elect to have the present value of the guaranteed Annuity Payments remaining commuted and paid in a lump sum.

OPTION C. JOINT & SURVIVOR ANNUITY. Under this option, we will make monthly Annuity Payments so long as the Annuitant and the Joint Annuitant are alive. After the first Annuitant dies and during the lifetime of the surviving
Annuitant, we will continue making Annuity Payments at 66 2/3%. After the surviving Annuitant dies, we will stop making Annuity Payments.

OPTION D. PAYMENT FOR A PERIOD CERTAIN. Under this option, we will make monthly Annuity Payments for a fixed period of years. The period must be at least 10 years and cannot be more than 30 years. If you do not want to continue to receive payments for the rest of the selected period, you may elect to have the present value of the remaining payments commuted and paid in a lump sum or as an Annuity Option purchased at the date of such election.

HOW TO PURCHASE THE CONTRACT

Contributions

Contributions are the money you give us to buy the Contract. The minimum we will accept is $5,000 when the Contract is bought as a Non-Qualified Contract. If you are buying the Contract as part of an IRA (individual retirement annuity), the minimum we will accept is $1,000. You can make additional Contributions of $1,000 ($100 if the periodic investment plan option is elected). The maximum Contributions we will accept without our prior approval are $1,000,000 except if you are 75 years old when you buy the Contract in which case the maximum is $500,000. We reserve the right to reject any Contribution or Contract.

Allocation of Contributions

When you purchase the Contract, we will allocate your Contribution to the Investment Option(s) you have selected. Unless you instruct us otherwise, subsequent Contributions will be allocated in the same manner as the initial Contribution. Your allocations must be in whole numbers with a minimum allocation of 10% of each Contribution or transfer (unless the Contribution is being made pursuant to an approved Dollar Cost Averaging Program). Under certain circumstances we will allocate your initial Contribution to the Federated Prime Money Fund II until the end of the free-look period.

Once we receive your Contribution and the necessary information and they are deemed to be in good order, we will issue you a Contract and allocate your Contribution within 2 business days. If the information is not in good order, we will contact you to get the necessary information. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you add more money to your Contract by making additional Contributions, we will credit these amounts to your Contract within one business day. Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time.

Free-Look

If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it (or the period required in your state), and we will send your money back. You will receive whatever your Contract is worth on the day we receive your request. This may be more or less than your Contribution. If you have purchased the Contract as an individual retirement annuity or in certain states, we are required to return your Contribution. If that is the case, we will put your money in the Federated Prime Money Fund II for 15 days after we allocate your Contribution (or whatever period is required in your state) and refund the greater of your Contribution or the value of your Contract.

Accumulation Units

The value of your Contract allocated to the Investment Options will go up or down depending upon the investment performance of the Investment Option(s) you select. In order to keep track of the value of your Contract, we use a unit of measure we call an accumulation unit. During the Annuity Period, we call it an annuity unit. The difference between accumulation unit values and annuity unit values is the assumed investment rate factor raised to the power equal to the number of years since the initial accumulation unit values were set.

Every Business Day we determine the value of an accumulation unit for each Investment Option. We do this by:

1. determining the total amount of money invested in the particular Investment Option;

2. subtracting from that amount the mortality and expense risk charge, the administrative charge and the distribution charge; and

3.   dividing this amount by the number of outstanding accumulation units.

The value of an accumulation unit may go up or down from day to day.

When you make your Contribution to the Contract, London Pacific will credit your Contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the contribution allocated to an Investment Option by the value of the accumulation unit for that Investment Option.

London Pacific calculates that value of an accumulation unit for each Investment Option after the New York Stock Exchange (NYSE) closes each day and then credits your Contract. There may be days when the NYSE is open for business and we are closed. The day after Thanksgiving is the only such date. On such date, you will not have access to your account and therefore no transactions will be processed for the Separate Account.

Example:

On Wednesday we receive an additional Contribution from you of $4,000. You have instructed us to allocate it to the Harris Associates Value Portfolio. When the New York Stock Exchange closes on that Wednesday, we determine that the value of an accumulation unit for the Harris Associates Value Portfolio is $12.50. We then divide $4,000 by $12.50 and credit your Contract with 320 accumulation units for the Harris Associates Value Portfolio on that Wednesday night.

Transfers

You can make transfers among the Investment Options and the Fixed Account before the Annuity Date.

The minimum amount which you can transfer is $500 from one or more Investment Options or the Fixed Account or your entire interest in the Investment Option or Fixed Account, if less. The minimum which must remain in an Investment Option or the Fixed Account after a transfer is $500 for each Investment Option or the Fixed Account, or $0 if the entire interest in the Investment Option or Fixed Account is transferred.

During the Annuity Period you may make a transfer from one or more of the Investment Options to the Fixed Account once a Contract year. You may not make a transfer from the Fixed Account to the Investment Options during the Annuity Period.

If you make more than 12 transfers in a year, a transfer fee may be assessed.

Telephone transfers can be made pursuant to Written Request. London Pacific will use reasonable procedures to confirm that instructions given us by telephone are genuine. If we fail to use such procedures, we may be liable for losses due to fraudulent or unauthorized instructions. London Pacific tape records all telephone instructions.

London Pacific reserves the right, at any time and without prior notice to any party, to terminate, suspend or modify the transfer privilege described above.

The Contracts are not designed for professional market timing organizations. Repeated patterns of frequent transfers are disruptive to the operations of the Investment Options. When London Pacific becomes aware of such disruptive transactions, we may modify the transfer provisions of the Contract.

INVESTMENT OPTIONS

The following Investment Options are available. On September 28, 1999, shares of the Federated Fund for U.S. Government Securities II of Federated Insurance Series were substituted for shares of the Berkeley U.S. Quality Bond Portfolio of LPT Variable Insurance Series Trust pursuant to an order issued by the Securities and Exchange Commission. Additional Investment Options may be available in the future.

You should read the prospectuses for these funds carefully before investing. Copies of these prospectuses are attached to this prospectus.

The investment objectives and policies of certain of the Investment Options are similar to the investment objectives and polices of other mutual funds that certain of the investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Options may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though Investment Options have the same investment advisers.

A portfolio's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a portfolio with a small asset base. A portfolio may not experience similar performance as its assets grow.

LPT Variable Insurance Series Trust

LPT Variable Insurance Series Trust (Trust) is a mutual fund with multiple portfolios. LPIMC Insurance Marketing Services (Adviser), a subsidiary of London Pacific and a registered investment adviser under the Investment Advisers Act of 1940, serves as investment adviser to the Trust. The Adviser has entered into sub-advisory agreements with professional money managers for investment of the assets of each portfolio of the Trust. The Sub-Adviser for each portfolio is listed under each portfolio below. The following Investment Options are available under the Contract:

     Harris Associates Value Portfolio

The Sub-Adviser for this Portfolio is Harris Associates L.P.

     MFS Total Return Portfolio

The Sub-Adviser for this Portfolio is Massachusetts Financial Services Company.


     RS Diversified Growth Portfolio (formerly, Robertson Stephens Diversified Growth Portfolio)

The Sub-Adviser for this Portfolio is RS Investment Management Company, L.P.

     Lexington Corporate Leaders Portfolio(R) (long-term capital growth and income through investment in common stocks of large, well-established companies)

The Sub-Adviser for this Portfolio is Lexington Management Corporation.

     Strong Growth Portfolio

The Sub-Adviser for this Portfolio is Strong Capital Management, Inc.

     SAI Global Leaders Portfolio (long-term capital growth through investment in common stocks of large foreign and domestic companies)


The Sub-Adviser for this Portfolio is Select Advisors, Inc.

The Universal Institutional Funds, Inc

The Universal Institutional Funds, Inc. (formerly, Morgan Stanley Dean Witter Universal Funds, Inc.) is a mutual fund with eighteen portfolios, three of which are available under the Contract. Miller Anderson & Sherrerd, LLP is the investment adviser to the High Yield Portfolio. Morgan Stanley Asset Management is the investment adviser for the International Magnum and Emerging Markets Equity Portfolios. The following Investment Options are available under the
Contract:

     High Yield Portfolio

     International Magnum Portfolio (long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers domiciled in EAFE countries)

     Emerging Markets Equity Portfolio

Deutsche Asset Management VIT Funds

Deutsche Asset Management VIT Funds (formerly, BT Insurance Funds Trust) (Fund) is a series fund with six series, one of which is available under the Contracts. Bankers Trust Company is the investment manager of the Fund. The following Investment Option is available under the Contract:

     Deutsche VIT Equity 500 Index Fund (formerly, BT Equity 500 Index Fund)

Federated Insurance Series

Federated Insurance Series is a mutual fund with multiple separate investment portfolios, two of which are available under the Contracts. Federated Investment Management Company is the investment adviser of the Federated Prime Money Fund II and the Federated Fund for U.S. Government Securities II. The following Investment Options are available under the Contract:

     Federated Prime Money Fund II
     Federated Fund for U.S. Government Securities II

Shares of the portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with London Pacific. Certain portfolios may also be sold directly to qualified plans. The portfolios do not believe that offering their shares in this manner will be disadvantageous to you.

London Pacific may enter into certain arrangements under which it is reimbursed by the Investment Options' advisers, distributors and/or affiliates for the administrative services which it provides to the portfolios.

Dollar Cost Averaging Program

The Dollar Cost Averaging Program is a program, which if elected, permits you to systematically transfer amounts monthly, quarterly, semi-annually or annually from the Federated Prime Money Fund II, the Federated Fund for U.S. Government Securities II, the Morgan Stanley Dean Witter U.F. High Yield Portfolio or the Fixed Account to one or more of the other Investment Options. Transfers to the Fixed Account are not permitted. To participate in the program, the value of your Contract must be at least $20,000. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations.

You must participate in Dollar Cost Averaging for at least 12 months. There is no current charge for Dollar Cost Averaging. However, we reserve the right to charge for it in the future. Transfers under this program will take place on the date you request to participate in the program and anniversaries of that date.

Transfers made pursuant to the Dollar Cost Averaging Program are not taken into account in determining the transfer fee.

We reserve the right at any time and without prior notice to any party, to terminate, suspend or modify the Dollar Cost Averaging Program.

Rebalancing Program

You may use an asset allocation model known as the Asset Equalizer to help you establish your initial investment allocations. If you do, you may rebalance your investments monthly to maintain the allocation in the Asset Equalizer model. Rebalancing provides for periodic automatic transfers among the Investment Options. Any amounts in the Fixed Account will not be transferred as part of this program.

Transfers made pursuant to the Rebalancing Program are not taken into account in determining the transfer fee.

Voting Rights

London Pacific is the legal owner of the Investment Option shares. However, London Pacific believes that when an Investment Option solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own proportion to those instructions. This will also include any shares that London Pacific owns on its own behalf. Should London Pacific determine that it is no longer required to comply with the above, we will vote the shares in our own right.

Substitution

London Pacific may be required to substitute one of the Investment Options you have selected with another portfolio. We would not do this without the prior approval of the Securities and Exchange Commission. We will give you notice of our intention to do this.

Exchange Program

London Pacific currently offers an exchange program (Exchange Program) which is available only to purchasers who exchange an existing contract issued by another insurance company not affiliated with London Pacific or other financial investment (Exchange Investment) for a Contract offered by this prospectus. The Exchange Program is not available to purchasers who own a variable annuity contract and want to exchange it for the Contract described in this prospectus. We reserve the right to modify, suspend, or terminate the Exchange Program at any time or from time to time without notice. If the Exchange Program is in effect, it will apply to all exchanges which qualify for the program for a Contract offered by this prospectus. The Exchange Program is available only where permitted by law. While we know of no adverse federal income tax consequences, you should consult with your own tax adviser regarding the tax consequences of an exchange.

A currently owned annuity contract or life insurance policy may be exchanged for a Contract pursuant to Section 1035 of the Internal Revenue Code (Code), or where applicable, may qualify for a "rollover" pursuant to other sections of the Code.

You should carefully evaluate whether the Exchange Program offers benefits which are more favorable than if you continued to hold Exchange Investment. Factors to consider include, but are not limited to:

     (a) the amount, if any, of surrender charges or other charges and penalties incurred in surrendering a contract or financial investment which can be obtained from the insurance company or financial institution which issued the contract or instrument;

     (b) the time remaining under your Exchange Investment during which surrender charges or other charges and penalties apply;

     (c) the on-going charges, if any, under the Exchange Investment versus the on-going charges under the Contracts described in this prospectus;

     (d) the contingent deferred sales charge;

     (e) the amount and timing of any benefits under the Exchange Program; and

     (f) the potentially greater cost to you if the charges under a Contract or the surrender charge or charges and penalties on the Exchange Investment exceeds the benefits under the Exchange Program.

Under the currently available Exchange Program, London Pacific adds certain amounts to the value of your Contract as exchange credits (Exchange Credits). The Exchange Credits are credited by London Pacific on behalf of Owners of an Exchange Investment from our general account. Subject to a specified limit (Exchange Credit Limit) discussed below, Exchange Credits equal the surrender charge paid, if any, to the other insurance company or the charges and penalties paid, if any, to the other financial institution. The Exchange Program is subject to the following rules:

1. London Pacific does not add Exchange Credits unless we receive in writing, not later than 30 days after the issue of the Contract, evidence satisfactory to us:

     a. of the surrender charge or other charges and penalties, if any, paid by you to surrender the Exchange Investment and the amount of any such charge; and

     b. you acknowledge that you are aware that the contingent deferred sales charge under the Contract will be assessed in full against a subsequent withdrawal; to the extent applicable.

2. London Pacific allocates the Exchange Credits to the Contract 30 days after a Contract is issued (40 days after a Contract is issued in California if the purchaser is 60 years of age or older).The Exchange Credits will be allocated prorata among the Investment Options based on the ratio of the values in the Investment Option at the time we add the Exchange Credits. Exchange Credits are added to the Fixed Account based on the allocation to the Fixed Account on the date the Contract is issued.

3. The value of the Exchange Credits as of the date of the allocation to the Investment Options is equal to the lesser of the Exchange Credit Limit or the surrender charge paid or other charges and penalties paid to surrender the Exchange Investment. The Exchange Credit Limit currently is 5% of the amount payable upon surrender of the Exchange Investment. We reserve the right at any time and from time to time to increase or decrease the Exchange Credit Limit. However, the Exchange Credit Limit in effect at any time will apply to all purchases qualifying for the Exchange Program.

4. The value of the Exchange Credits we add to your Contract is not available as a free withdrawal.

5. London Pacific does not consider additional amounts credited to your Contract under the Exchange Program to be an increase in your investment in the Contract.

                                  PERFORMANCE

London Pacific may advertise performance of the various Investment Options. Performance information of an Investment Option is based on past performance only and is no indication of future performance. London Pacific will calculate performance by determining the percentage change in an Investment Option by dividing the increase (decrease) for the Option by the value of the Investment Option at the beginning of the period. The performance number will reflect the expenses of the Investment Option and the deduction of the mortality and expense risk charge, the administrative charge, the distribution charge and any applicable contract maintenance charge. This non-standard performance will not reflect the deduction of the contingent deferred sales charge. The deduction of any applicable contingent deferred sales charge would reduce the percentage increase or make greater any percentage decrease. London Pacific may also advertise performance information which is computed on a different basis. In that case, any advertisement will also include average annual total return figures which reflect the deduction of all fees and charges.

Future performance will vary and the results which may be shown are not necessarily representative of future results.

                                    EXPENSES

There are charges and other expenses associated with the Contract that reduce the return on your investment in the Contract. These charges and expenses are:

Mortality and Expense Risk Charge. This charge is equal, on an annual basis, to 1.25% of the daily value of the Contract invested in an Investment Option, after fund expenses have been deducted. This charge is for all the insurance benefits e.g., guarantee of annuity rates, the death benefit, for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract. London Pacific may use any profits it makes from this charge to pay for the costs of distributing the Contract.

Administrative Charge. This charge is equal, on an annual basis, to .15% of the daily value of the Contract invested in an Investment Option, after fund expenses have been deducted. This charge, together with the contract maintenance charge (see below), is for the expenses associated with the administration of the Contract. Some of these expenses are: preparation of the Contract, confirmations, annual reports and statements, maintenance of Contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs.

Distribution Charge. This charge is equal, on an annual basis, to .10% of the daily value of the Contract invested in an Investment Option, after fund expenses have been deducted. This charge compensates London Pacific for the costs associated with the distribution of the Contract.

Contract Maintenance Charge. On each anniversary of the date when your Contract was issued, London Pacific deducts $36 ($30 in the state of North Dakota) from your Contract as a contract maintenance charge. This charge is for administrative expenses. This charge cannot be increased.

London Pacific will not deduct this charge during the Accumulation Period if, when the deduction is to be made, the value of your Contract is $50,000 or more. If you make a complete withdrawal from your Contract, the contract maintenance charge will also be deducted. The contract maintenance charge is deducted prorata from the Investment Options and the Fixed Account (except in South Carolina, Texas and Washington, the charge is only deducted from the Investment Options)

After the Annuity Date, the charge will be collected monthly out of each Annuity Payment regardless of the size of the Contract.

Contingent Deferred Sales Charge. During the Accumulation Period, you can make withdrawals from your Contract. However, if all or a portion of the unliquidated Contribution is withdrawn within the first 7 Contract years, London Pacific will access a contingent deferred sales charge (unliquidated Contributions means Contributions that you have not previously surrendered or withdrawn). The Charge is based on the Contract year in which you make a withdrawal and is applied only to a withdrawal of Contribution. The charge is as follows:

                                              Charge  as a
                                              Percentage of
                                               Unliquidated
      Contract Year                            Contribution
      --------------                          ---------------
         1 year                                     7%
         2 years                                    7%
         3 years                                    6%
         4 years                                    5%
         5 years                                    4%
         6 years                                    3%
         7 years                                    2%
         8 years or more                            0%



Free Withdrawals. Once a year on a non-cumulative basis, you can withdraw up to 10% of your unliquidated Contributions without the contingent deferred sales charge (free withdrawal amount). For purposes of the free withdrawal amount and the contingent deferred sales charge, amounts you withdraw as a free withdrawal are not considered a liquidation of Contributions. If you choose to make withdrawals under our Systematic Withdrawal Option, the once a year limitation on withdrawals for the free withdrawal amount is waived if you have not made any other free withdrawals during that Contract year.

In addition, in certain states, if you have been confined to a convalescent care facility for any continuous ninety day period or if you are first diagnosed as having a terminal illness and it is at least 90 days after the day your contract was issued, you can make a one time withdrawal of a certain amount and London Pacific will not access the contingent deferred sales charge. We will call this the Convalescent Care Facility/Terminal Illness Benefit. This benefit may not be available in all states.

INCOME TAXES AND TAX PENALTIES MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

NOTE: For tax purposes, withdrawals are considered to have come from the last money into the Contract. Thus, for tax purposes, earnings are considered to come out first.

See Appendix B for examples of how the contingent deferred sales charge is calculated.

Reduction or Elimination of the Contingent Deferred Sales Charge. London Pacific will reduce or eliminate the amount of the contingent deferred sales charge when the Contract is sold under circumstances which reduce its sales expense. Some examples are: if there is a large group of individuals that will be purchasing the Contract or a prospective purchaser already had a relationship with London Pacific. London Pacific will not deduct a contingent deferred sales charge under a Contract issued to an officer, director or employee of London Pacific or any of its affiliates.

Transfer Fee. You can make 12 free transfers every year. We measure a year from the day we issue your Contract. If you make more than 12 transfers a year, we will deduct a transfer fee of $20 for each transfer thereafter or 2% of the amount transferred (whichever is less). The transfer fee will be deducted from the Investment Option or the Fixed Account from which the transfer is made. If your entire interest in the Investment Option or Fixed Account is being transferred, the transfer fee will be deducted from the amount which is transferred. If the transfer is made from more than one Investment Option or the Fixed Account, the transfer fee will be deducted pro-rata from each Investment Option or the Fixed Account from which a transfer is made.

Any transfers made pursuant to the Dollar Cost Averaging or Rebalancing Programs will not count in determining the transfer fee. A transfer at the end of the free-look period will also not count in determining the transfer fee.

Premium Taxes. Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. London Pacific is responsible for the payment of these taxes and will make a deduction from the value of the Contract for them. Some of these taxes are due when the Contract is issued, others are due when Annuity Payments begin. It is London Pacific's current practice to pay premium taxes when they are incurred and deduct for them from your Contract when you make a partial or full withdrawal, when we pay a death benefit or when you start receiving Annuity Payments. Premium taxes generally range from 0% to 4%, depending on the state.

Income Taxes. London Pacific will deduct from the Contract for any income taxes which it incurs because of the Contract. At the present time, we are not making any such deductions.

Investment Option Expenses. There are deductions from and expenses paid out of the assets of the various Investment Options, which are described in the fund prospectuses.


TAXES

Note: London Pacific has prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. London Pacific has included an additional discussion regarding taxes in the Statement of Additional Information.

Annuity Contracts In General

Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code(Code) for annuities.

Simply stated these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of contract - qualified or non-qualified (see following sections).

You, as the owner, will not be taxed on increases in the value of your Contract until a distribution occurs - either as a withdrawal or as Annuity Payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For Annuity Payments, different rules apply. A portion of each Annuity Payment is treated as a partial return of your Contribution and will not be taxed. The remaining portion of the Annuity Payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which the Annuity Payments are expected to be made. Annuity Payments received after you have received all of your Contributions are fully includible in income.

When a non-qualified contract is owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the Contract as an agent for a natural person), the Contract will generally not be treated as an annuity for tax purposes.

Qualified And Non-Qualified Contracts

If you purchase the Contract as an individual and not under an individual retirement annuity, your Contract is referred to as a Non-Qualified Contract.

If you purchase the Contract as an individual retirement annuity, your Contract is referred to as a Qualified Contract.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a Qualified Contract.

Withdrawals-Non-Qualified Contracts

If you make a withdrawal from your Contract, the Code treats such a withdrawal as first coming from earnings and then from your Contribution. Such withdrawn earnings are includible in income.

The Code also provides that any amount received under an annuity contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

(1)  paid on or after the taxpayer reaches age 59 1/2;

(2)  paid after you die;

(3) paid if the taxpayer becomes totally disabled (as that term is defined in the Code);

(4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

(5)  paid under an immediate annuity: or

(6)  which come from purchases payments made prior to August 14, 1982.

Withdrawals - Qualified Contracts

If you make a withdrawal from your qualified contract, a portion of the withdrawal is treated as taxable income. This portion depends on the ratio of pre-tax contributions to the after-tax contributions in your contract. If all of your contributions were made with pre-tax money then the full amount of any withdrawal is includible in taxable income. Special rules may apply to withdrawals from certain types of qualified contracts.

The Code also provides that any amount received under a qualified contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

     (1)  paid on or after you reach age 59 1/2;
     (2)  paid after you die;
     (3) paid if you become totally disabled (as that term is defined in the Code);
     (4) paid in a series of substantially equal periodic payments made annually (or more frequently) under a lifetime annuity;
     (5)  paid for certain allowable medical expenses (as defined in the Code);
     (6)  paid on account of an IRS levy upon the qualified contract;
     (7)  paid from an IRA for medical insurance (as defined in the Code);
     (8)  paid from an IRA for qualified higher education expenses; or
     (9) paid from an IRA for up to $10,000 for qualified first-time homebuyer expenses (as defined in the Code).

We have provided a more complete discussion in the Statement of Additional Information.

Diversification

The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. London Pacific believes that the Investment Options are being managed so as to comply with the requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not London Pacific would be considered the owner of the shares of the Investment Options. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the Contract. It is unknown to what extent Owners are permitted to select Investment Options, to make transfers among the Investment Options or the number and type of Investment Options Owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the Owner of the Contract, could be treated as the Owner of the Investment Options.

Due to the uncertainty in this area, London Pacific reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

                                  WITHDRAWALS

At any time during the Accumulation Period, you may make a partial or total withdrawal from your Contract by Written Request (in the state of Washington, you can also make a withdrawal on the Annuity Date). Unless you tell us otherwise, withdrawals will be made from the Investment Options. The withdrawal will be made pro-rata from the Investment Options (unless you tell us otherwise). A partial withdrawal is taken from the value for which the free withdrawal amount applies and then from the value which is subject to a contingent deferred sales charge.

Each partial withdrawal must be for at least $500 (this requirement may be waived to meet the minimum distribution requirements for Qualified Contracts). London Pacific requires that after you make a partial withdrawal, $2,000 or 15% of the applicable contingent deferred sales charge must remain in your Contract (this requirement may be waived to meet the minimum distribution requirements for Qualified Contracts). We also require that after a partial withdrawal, at least $500 must remain in an Investment Option or the Fixed Account.

When you make a withdrawal, you will receive the value of your Contract, less any premium tax and less any contract maintenance charge. London Pacific will pay the amount of any withdrawal within 7 days of your request unless the suspension of payments or transfer provision is in effect (see below).

INCOME TAXES AND TAX PENALTIES MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

Systematic Withdrawal Option

You may use the Systematic Withdrawal Option to pre-authorize automatic withdrawals. You may participate in this option if the value of your Contract is at least $20,000 on the day you request this option. Withdrawals can be made monthly, quarterly or semi-annually. The minimum amount you can withdraw is $100 each payment. The standard date of the month for withdrawals is the date you request to enroll in this option. You can specify a different date. You can stop withdrawals with 30 days' written notice to us.

Under the systematic withdrawal option, you can withdraw up to 10% of the unliquidated Contributions as of the immediately preceding Contract anniversary or, if during the first Contract year, as of the date your Contract is issued. If you use the Systematic Withdrawal Option, it replaces the free withdrawal in the same Contract year. Any amount you withdraw in excess of the free withdrawal amount may be subject to the contingent deferred sales charge.

We do not currently charge for systematic withdrawals. We reserve the right to charge for this option in the future.

INCOME TAXES AND TAX PENALTIES MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

Suspension of Payments or Transfers

London Pacific may be required to suspend or postpone payments for surrenders or transfers for any period when:

1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2.   trading on the New York  Stock  Exchange  is  restricted;

3. an emergency exists as a result of which disposal of shares of the Investment Options is not reasonably practicable or London Pacific cannot reasonably value the shares of the Investment Options; or

4. during any other period when the Securities and Exchange Commission by order, so permits for the protection of Owners.

London Pacific reserves the right to postpone payment for a withdrawal or transfer from the Fixed Account for a period of up to 6 months.

                                 DEATH BENEFIT

Upon Your Death

If you or any Joint Owner die before the Annuity Date, London Pacific will pay your Beneficiary a death benefit. Upon the death of the Joint Owner, the surviving Joint Owner, if any, will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. The amount of the death benefit depends on how old the Owner or Joint Owner is.

Prior to the Owner or oldest Joint Owner reaching age 75, the death benefit will be the greater of:

1. the adjusted Contributions (which means your initial Contribution, plus any subsequent contributions less any subsequent partial withdrawals in the same proportion that the Contract value was reduced on the date of the withdrawal); or

2. the value of your Contract as of the day London Pacific receives at its Annuity Service Center both proof of death and a payment method election; or

3. the value of your Contract on the most recent seventh year Contract anniversary or the adjusted Contributions as of the most recent seventh year Contract anniversary, whichever is greater. This amount is increased for subsequent Contributions and is reduced for subsequent partial withdrawals in the same proportion that the Contract value was reduced on the date of the withdrawal.

After the Owner or the oldest Joint Owner reaches age 75 but before reaching age 85, the death benefit will be determined in accordance with the above and will be subject to any applicable contingent deferred sales charge determined at the time the death benefit is paid.

After the Owner or the oldest Joint Owner reaches age 85, the death benefit will be the value of the Contract as of the day we receive both proof of death and an election of the payment method, less any applicable contingent deferred sales charge determined at the time the death benefit is paid.

In certain states, the death benefit will be the value of your Contract as of the day London Pacific receives proof of death and an election of the payment method, less any applicable contingent deferred sales charge determined at the time the death benefit is paid.

See Appendix B for examples of how the death benefit is calculated.

The entire death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have the death benefit payable under an Annuity Option. The death benefit payable under an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payment must begin within one year of the date of death. In the event of the death of the Owner who is not an Annuitant, if the Beneficiary is the spouse of the Owner, he or she may elect to continue the Contract in his/her own name at the then current Contract value. Payment to the Beneficiary, other than a single lump sum, can only be elected during the 60 day period beginning with the date of receipt of proof of death.

If you or a Joint Owner (who is not the Annuitant) die during the Annuity Period, any remaining Annuity Payments will continue at least as rapidly as under the method of distribution in effect at the Owner's death. Upon the death of the Owner during the Annuity Period, the beneficiary becomes the Owner.

Death of Annuitant

Upon the death of the Annuitant, who is not the Owner, during the Accumulation Period, you may designate a new Annuitant subject to our underwriting rules then in effect. If you do not designate a new Annuitant within 30 days of the death of the Annuitant, you will become the Annuitant. If the Owner is a non-natural person, the death or change of the Annuitant will be treated as the death of the Owner and a new Annuitant may not be designated.

                                OTHER INFORMATION

London Pacific

London Pacific Life & Annuity Company (London Pacific) was organized in 1927 in North Carolina as a stock life insurance company. London Pacific was acquired from Liberty Life in 1989. London Pacific is authorized to sell life insurance and annuities in 40 states and the District of Columbia. London Pacific's ultimate parent is London Pacific Group Limited, an international fund management firm chartered in Jersey, Channel Islands.

London Pacific's financial statements appear in the SAI and should be considered only as bearing upon London Pacific's ability to meet its obligations under the Contracts.


The Separate Account

London Pacific established a separate account known as LPLA Separate Account One (Separate Account) to hold the assets that underlie the Contracts. The Board of Directors of London Pacific adopted a resolution to establish the Separate Account under North Carolina insurance law on November 21, 1994. We have registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940.

The assets of the Separate Account are held in London Pacific's name on behalf of the Separate Account and legally belong to London Pacific. However, those assets that underlie the Contracts, are not chargeable with liabilities arising out of any other business London Pacific may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts without regard to income, gains or losses from any other contracts we may issue.

Distribution

London Pacific Financial and Insurance Services, 1755 Creekside Oaks Drive, Sacramento, California 96833 acts as the principal underwriter of the Contracts. London Pacific Financial and Insurance Services is registered as a broker-dealer with the SEC and is a member of the National Association of Securities Dealers, Inc. London Pacific Financial and Insurance Services is an affiliate of London Pacific. Commissions will paid to broker-dealers who sell the Contracts. Broker-dealers will be paid a commission, up to an amount currently equal to 7% of Contributions for promotional or distribution expenses.

          Table Of Contents Of The Statement Of Additional Information

Company............................................................

Experts...........................................................

Legal Opinions....................................................

Distribution......................................................

Reduction or Elimination of Contingent Deferred Sales Charge.....

Yield Calculation for the Federated Prime Money Fund II
   Sub-Account...................................................

Calculation of Performance Information...........................

Federal Tax Status...............................................

Annuity Provisions...............................................

Financial Statements..............................................


                                  APPENDIX A

                         CONDENSED FINANCIAL INFORMATION

The financial statements of London Pacific and the Separate Account may be found in the Statement of Additional Information. The table below gives per accumulation unit information about the financial history of each sub-account of the Separate Account for the periods indicated. This information should be read in conjunction with the financial statements and related notes of the Separate Account included in the Statement of Additional Information.

On September 28, 1999, shares of the Federated Fund for U.S. Government Securities II of Federated Insurance Series were substituted for shares of the Berkeley U.S. Quality Bond Portfolio of LPT Variable Insurance Series Trust pursuant to an order issued by the Securities and Exchange Commission.



                                                                                Period From
                                                                                Commencement
                                                          Year Ended            Of Operations
Sub-Account                                    12-31-99  12-31-98     12-31-97  To 12-31-96
- -----------                                  --------  ----------   --------  -----------

Harris Associates Value
Unit Value at beginning of period              $15.50    $15.08       $12.12         $10.00
Unit value at end of period                    $15.97    $15.50       $15.08         $12.12
No. of units outstanding at end of period     409,315   458,166      225,262         50,583

MFS Total Return
Unit value at beginning of period              $14.56    $13.20       $11.03         $10.00
Unit value at end of period                    $14.74    $14.56       $13.20         $11.03
No. of units outstanding at end of period     890,754   798,518      443,010         82,279

Strong Growth
Unit value at beginning of period              $20.16    $15.72       $12.62         $10.00
Unit value at end of period                    $36.09    $20.16       $15.72         $12.62
No. of units outstanding at end of period     384,340   324,168      169,389         44,555

RS Diversified Growth
Unit value at beginning of period              $14.13    $12.21       $10.35         $10.00
Unit value at end of period                    $32.98    $14.13       $12.21         $10.35
No. of units outstanding at end of period     444,329   431,784      236,983         52,516

Lexington Corporate Leaders
Unit value at beginning of period              $15.72    $14.25       $11.51         $10.00
Unit value at end of period                    $18.58    $15.72       $14.25         $11.51
No. of units outstanding at end of period     491,742   508,938      233,629         29,933

SAI Global Leaders
Unit value at beginning of period (5/11/99)    $10.00      N/A          N/A            N/A
Unit value at end of period                    $11.59      N/A          N/A            N/A
No. of units outstanding at end of period      70,378      N/A          N/A            N/A


                                                                                Period From
                                                                                Commencement
                                                          Year Ended            Of Operations
Sub-Account                                  12-31-99    12-31-98     12-31-97  To 12-31-96
- -----------                                -------     --------     --------  --------------

Universal Institutional High Yield
Unit value at beginning of period (5/4/98)   $ 9.95      $10.00         N/A           N/A
Unit value at end of period                  $10.50       $9.95         N/A           N/A
No. of units outstanding at end of period    73,100      39,568         N/A           N/A

Universal Institutional International Magnum
Unit value at beginning of period (5/4/98)    $ 9.10     $10.60         N/A           N/A
Unit value at end of period                   $11.22      $9.10         N/A           N/A
No. of units outstanding at end of period    196,644    233,470         N/A           N/A

Universal Institutional Emerging Markets Equity
Unit value at beginning of period (5/4/98)    $ 6.99     $10.00         N/A           N/A
Unit value at end of period                   $13.40      $6.99         N/A           N/A
No. of units outstanding at end of period     33,567      7,980         N/A           N/A

Deutsche VIT Equity 500 Index
Unit value at beginning of period (5/4/98)    $10.94     $10.00         N/A           N/A
Unit value at end of period                   $12.97     $10.94         N/A           N/A
No. of units outstanding at end of period    252,532    155,738         N/A           N/A

Federated Prime Money Fund II
Unit value at beginning of period (1/14/99)   $ 1.00      N/A           N/A           N/A
Unit value at end of period                   $ 1.03      N/A           N/A           N/A
No. of units outstanding at end of period  3,868,584      N/A           N/A           N/A

Federated Fund for U.S. Government
Securities II
Unit value at beginning of period (1/14/99)   $10.00      N/A           N/A           N/A
Unit value at end of period                   $ 9.78      N/A           N/A           N/A
No. of units outstanding at end of period    210,893      N/A           N/A           N/A


                                   APPENDIX B

The purpose of the examples below is to help you understand how the contingent deferred sales charge is calculated and to show you how the death benefit is calculated. These are just examples and may not represent your particular facts and circumstances. The death benefit amounts in the examples below are purely hypothetical.

I.   Withdrawals and Contingent Deferred Sales Charges

EXAMPLE A - TOTAL WITHDRAWAL IN CONTRACT YEAR TWO

Example A assumes the following:

     (1) Your initial Contribution was $10,000 and you selected one Investment Option.

     (2)  You make a total withdrawal during the second Contract year.

     (3) The value of your Contract at the time of the total withdrawal is $10,950.

     (4)  You did not make any other Contributions or previous withdrawals.


The following applies to this Example:

     (a) Earnings in the Contract are not subject to the contingent deferred sales charge (CDSC). Therefore, $950 ($10,950 - $10,000 = $950) is not
          subject to the CDSC.

     (b) The balance of the total withdrawal of $10,000 is subject to the CDSC applied during the second year, since the free withdrawal amount does not apply to total withdrawals.

     (c)  The amount of the applicable CDSC is .07 x 10,000 = $700.

     (d)  The amount of the total withdrawal is $10,950 - $700 = $10,250.*

* If you make a total withdrawal on other than a Contract anniversary and the Contract value when you make the total withdrawal is less than $50,000, then London Pacific will deduct the full contract maintenance charge of $36 at the time of the total withdrawal.

EXAMPLE B - PARTIAL WITHDRAWAL IN THE AMOUNT OF $3,000 IN CONTRACT YEAR TWO

We have used the same assumptions in this Example as we used in Example A except that in this Example we assume that you made a partial withdrawal for $3,000 in Contract year two.

     (a) In a partial withdrawal, 10% of the unliquidated Contributions may be withdrawn as a free withdrawal without the imposition of the CDSC. (10,000 x .10= $1,000). Therefore $1,000 of the $3,000 partial withdrawal is not subject to the CDSC.

     (b) For purposes of determining the amount of the CDSC, unliquidated Contributions are deemed to be withdrawn before earnings in the Contract.

     (c)  The amount of the CDSC is $140 ($2,000 x .07 = $140).

     (d) In this Example, from the partial withdrawal of $3,000 you will receive $2,860.

EXAMPLE C - PARTIAL WITHDRAWAL IMMEDIATELY FOLLOWED BY A TOTAL WITHDRAWAL

Example C assumes the following:

     (1) Your initial Contribution was $10,000 and you selected one Investment Option.

     (2)  You make withdrawals during the second Contract year.

     (3)  The value of your Contract at the time of the withdrawals is $10,950.

     (4)  You make a partial withdrawal of $1,000.

The following applies to the Example:

     (a) As noted in Example B, the partial withdrawal of $1,000 is not subject to the CDSC because of the 10% free withdrawal amount of $1,000. The remaining Contract value is $9,950.

     (b) For purposes of the total withdrawal you make immediately following the partial withdrawal, your original Contribution of $10,000 is used for calculating the CDSC because free withdrawal amounts do not reduce the Contributions for purposes of calculating the CDSC.

     (c)  The amount of the CDSC is $700 (.07 x $10,000).

     (d)  The amount of the total withdrawal is 9,250 ($9,950 - $700).

Note: Withdrawals of income may be subject to a ten percent federal income tax penalty if you are younger than 59 1/2 at the time you make the withdrawal.

II.  Death Benefit Calculations

EXAMPLE A - OWNER AGE 65 AT DEATH; DIES DURING CONTRACT YEAR TWO

Example A assumes the following:

     (1)  You make a Contribution of $10,000.
     (2)  You die at age 65 during the second Contract year.
     (3)  The value of your Contract at the time of your death was $12,000.
     (4)  You have not made any withdrawals.

The following applies to this Example:

     (a) Adjusted Contributions equal $10,000, because you have not make any withdrawals.

     (b) No seventh year stepped-up death benefit is available because death occurred prior to the seventh year Contract anniversary.

     (c) The Contract value is $12,000 and therefore greater than Adjusted Contributions

     (d)  The death benefit is $12,000.

EXAMPLE B - OWNER AGE 65 AT DEATH; DIES DURING CONTRACT YEAR TWO

This Example is based on the same assumptions as Example A except that in this Example the Contract value at death is $9,500.

The following applies to this Example:

     (a)  The Adjusted Contributions are greater than the Contract Value.

     (b)  The death benefit is $10,000.

EXAMPLE C - OWNER AGE 65 AT DEATH; DIES DURING CONTRACT YEAR TEN

Example C assumes the following:

     (1)  You made a single Contribution of $10,000.

     (2)  You die at age 65 during the tenth Contract year.

     (3) The value of your Contract on the seventh Contract anniversary was $18,000.

     (4)  The value of your Contract at death was $17,000.

     (5) You made a withdrawal of $1,500 in the sixth Contract year at which time the value of your Contract was $15,000 before you made the withdrawal.

The following applies to this Example:

     (a) Adjusted Contributions are equal to $9,000. (At the time you made the withdrawal the value of your Contract was reduced by 10% ($1,500/$15,000 = .10). Therefore, Adjusted Contributions are reduced by 10% ($10,000 -($10,000 x .10)= $9,000).

     (b) The value of your Contract on the seventh Contract anniversary ($18,000) was greater than that at the time of your death ($17,000) and greater than Adjusted Contributions ($9,000).

     (c)  The death benefit is $18,000.

EXAMPLE D - OWNER AGE 77 AT DEATH; DIES DURING CONTRACT YEAR TWO

This Example is based on the same assumptions as Example A except that in this Example you die at age 77.

The following applies to this Example:

     (a) The death benefit is $12,000 less any CDSC which applies at the time the death benefit or any portion is withdrawn.

     (b) Any applicable CDSC will be calculated as set forth under Examples of Withdrawals and Contingent Deferred Sales Charges above.

EXAMPLE E - OWNER AGE 87 AT DEATH; DIES DURING CONTRACT YEAR TWO

This Example is based on the same assumptions as Example A except in this Example you are 87 at the time you die.

The following applies to this Example:

     (a) Since you were beyond age 85, the death benefit will be limited to the value of your Contract, less any CDSC applicable at the time the death benefit or any portion is withdrawn.

     (b) Any applicable CDSC will be calculated as set forth under Examples of Withdrawals and Contingent Deferred Sales Charges above.



                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

            INDIVIDUAL FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS
                           WITH FLEXIBLE CONTRIBUTIONS

                                    ISSUED BY

                            LPLA SEPARATE ACCOUNT ONE

                                       AND

                      LONDON PACIFIC LIFE & ANNUITY COMPANY



THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 2000, FOR THE INDIVIDUAL FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS WITH FLEXIBLE CONTRIBUTIONS WHICH ARE REFERRED TO HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION FOR A PROSPECTIVE INVESTOR. FOR A COPY OF THE PROSPECTUS CALL OR WRITE THE COMPANY AT: P.O. BOX 29564, RALEIGH, NORTH CAROLINA 27626; (800) 852-3152.

THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED MAY 1, 2000.

                               TABLE OF CONTENTS

                                                                        PAGE

Company..................................................................

Experts..................................................................

Legal  Opinions..........................................................

Distributor..............................................................

  Reduction or Elimination of Contingent Deferred Sales Charge...........

Calculation of Performance Information...................................

Federal Tax Status.......................................................

Annuity  Provisions......................................................

Financial  Statements....................................................



                                    COMPANY

Information regarding London Pacific Life & Annuity Company (the "Company") and its ownership is contained in the Prospectus.

The Company contributed the initial capital to the Separate Account. As of March 31, 2000, the initial capital contributed by the Company represented approximately 2.4% of the total assets of the Separate Account. The Company currently intends to retain these funds in the Separate Account.

                                    EXPERTS

The financial statements of the Company as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999, and the financial statements of the Separate Account as of December 31, 1999 and for the years ended December 31, 1999 and 1998 included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

                                LEGAL OPINIONS

Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts.

                                  DISTRIBUTOR

London Pacific Financial and Insurance Services acts as the distributor. London Pacific Financial and Insurance Services is an affiliate of the Company. The offering is on a continuous basis.

Reduction or Elimination of the Contingent Deferred Sales Charge

The amount of the Contingent Deferred Sales Charge (CDSC) on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the CDSC will be determined by the Company after examination of all the relevant factors such as:

     1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

     2. The total amount of contributions to be received will be considered. Per Contract sales expenses are likely to be less on larger contributions than on smaller ones.

     3. Any prior or existing relationship with the Company will be considered. Per Contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

     4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the CDSC.

The CDSC may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the CDSC be permitted where the reduction or elimination will be unfairly discriminatory to any person.

     YIELD CALCULATION FOR THE FEDERATED PRIME MONEY FUND II SUB-ACCOUNT

The Federated Prime Money Fund II Sub-Account of the Separate Account will calculate its current yield based upon the seven days ended on the date of calculation. The Company does not currently advertise any yield information for the Federated Prime Money Fund II Sub-Account.

The current yield of the Federated Prime Money Fund II Sub-Account is computed daily by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing Owner account having a balance of one Accumulation Unit of the Sub-Account at the beginning of the period, subtracting the Mortality and Expense Risk Charge, the Administrative Charge, the Distribution Charge and the Contract Maintenance Charge, dividing the difference by the value of the Owner account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7).

The Federated Prime Money Fund II Sub-Account computes its effective compound yield by determining the net changes (exclusive of capital change) in the value of a hypothetical pre-existing Owner account having a balance of one Accumulation Unit of the Sub-Account at the beginning of the period, subtracting the Mortality and Expense Risk Charge, the Administrative Charge, the Distribution Charge and the Contract Maintenance Charge and dividing the difference by the value of the Owner account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield = ((Base Period Return +1) 365/7)-1. The current and the effective yields reflect the reinvestment of net income earned daily on the Federated Prime Money Fund II Sub-Account's assets.

Net investment income for yield quotation purposes will not include either realized capital gains and losses or unrealized appreciation and depreciation, whether reinvested or not.

The yields quoted should not be considered a representation of the yield of the Federated Prime Money Fund II Sub-Account in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the Federated Prime Money Fund II Sub-Account and changes in the interest rates on such investments, but also on changes in the Federated Prime Money Fund II Sub-Account's expenses during the period.

Yield information may be useful in reviewing the performance of the Federated Prime Money Fund II Sub-Account and for providing a basis for comparison with other investment alternatives. However, the Federated Prime Money Fund II Sub-Account's yield fluctuates, unlike bank deposits or other investments which typically pay a fixed yield for a stated period of time.

                            PERFORMANCE INFORMATION

From time to time, the Company may advertise performance data as described in the Prospectus. Any such advertisement will also include standardized average annual total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of a 1.25% Mortality and Expense Risk Charge, a .15% Administrative Charge, a .10% Distribution Charge, the investment advisory fee and expenses for the underlying Portfolio being advertised and any applicable Contract Maintenance Charge and Contingent Deferred Sales Charges.

The hypothetical value of a Contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 purchase payment, and deducting any applicable Contract Maintenance Charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

                                     n
                             P  (1+T)  =  ERV


Where:
   P  =  a hypothetical initial payment of $1,000
   T  =  average annual total return
   n  =  number of years
 ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the time periods used.

Chart 1 below shows the performance of the Accumulation Units calculated for a specified period of time assuming an initial contribution of $1,000 allocated to each Portfolio and a deduction of all charges and deductions under the Contract and the expenses of the Portfolio. Chart 2 is identical to Chart 1 except that it does not reflect the deduction of the Contingent Deferred Sales Charge.


CHART 1
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/99:
                                   Separate Account
Sub-Account                         Inception Date     1 Year      Since Inception
------------                        --------------    ---------    ----------------

Harris Associates                        2/9/96        (4.00)%         11.04%

MFS Total Return                         2/9/96        (5.78)%          8.80%

RS Diversified Growth                    2/9/96        126.40%         35.48%

Lexington Corporate Leaders              2/9/96         11.21%         15.37%

Strong Growth                            2/9/96         71.65%         31.39%

SAI Global Leaders                      5/11/99          N/A            8.90%


Morgan Stanley Dean Witter U.F.
  High Yield                             5/4/98         (1.49)%        (1.20)%

Morgan Stanley Dean Witter U.F.
  International Magnum                   5/4/98          16.34%          3.10%

Morgan Stanley Dean Witter U.F.
  Emerging Markets Equity                5/4/98          84.82%         15.51%

Deutsche VIT Equity 500 Index            5/4/98          11.59%         13.14%

Federated Prime Money Fund II           1/14/99           N/A          (2.37)%

Federated Fund for U.S.
Government Securities II                1/14/99           N/A          (9.19)%



CHART 2
                                   Separate Account
Sub-Account                         Inception Date     1 Year      Since Inception
------------                        --------------    ---------    ----------------

Harris Associates                        2/9/96          3.00%         12.35%

MFS Total Return                         2/9/96          1.22%         10.19%

RS Diversified Growth                    2/9/96        133.40%         35.33%

Lexington Corporate Leaders              2/9/96         18.21%         16.54%

Strong Growth                            2/9/96         78.65%         37.12%

SAI Global Leaders                      5/11/99          N/A           15.19%

Morgan Stanley Dean Witter U.F.
  High Yield                             5/4/98          5.51%          2.99%

Morgan Stanley Dean Witter U.F.
  International Magnum                   5/4/98         23.34%          7.18%

Morgan Stanley Dean Witter U.F.
  Emerging Markets Equity                5/4/98         91.82%         19.30%

Deutsche VIT Equity 500 Index            5/4/98         18.59%         16.98%

Federated Prime Money Fund II           1/14/99          N/A            4.63%

Federated Fund for U.S.
Government Securities II                1/14/99           N/A            2.19%


On September 28, 1999, shares of the Federated Fund for U.S. Government Securities II of Federated Insurance Series were substituted for shares of the Berkeley U.S. Quality Bond Portfolio of LPT Variable Insurance Series Trust pursuant to an order issued by the Securities and Exchange Commission.

In addition to total return data, the Company may include yield information in its advertisements. For each Sub-Account (other than the Federated Prime Money Fund II Sub-Account) for which the Company will advertise yield, it will show a yield quotation based on a 30 day (or one month) period ended on the date of the most recent balance sheet of the Separate Account included in the registration statement, computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per Unit on the last day of the period, according to the following formula:

                                                 6
                     Yield  =  2  [(  a-b  +  1)    -  1]
                                      ----
                                       cd
Where:

        a = Net investment income earned during the period by the Portfolio attributable to shares owned by the Sub-Account.

        b =  Expenses accrued for the period (net of reimbursements).

        c = The average daily number of Accumulation Units outstanding during the period.

        d = The maximum offering price per Accumulation Unit on the last day of the period.

The Company may also advertise performance data which may be computed on a different basis which may not include certain charges. If such charges were deducted, the performance would be lower.

You should note that the investment results of each Sub-Account will fluctuate over time, and any presentation of the Sub-Account's total return or yield for any period should not be considered as a representation of what an investment may earn or what your total return or yield may be in any future period.

                               FEDERAL TAX  STATUS

NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. THE COMPANY CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. THE COMPANY DOES NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED IN THIS PROSPECTUS MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

GENERAL. Section 72 of the Code governs taxation of annuities in general. An owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the contributions, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a Fixed Annuity Option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a Variable Annuity Option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund feature) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludible amounts equal the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

DIVERSIFICATION. Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contracts meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg. 1.817-5), which established diversification requirements for the investment portfolios underlying variable contracts such as the Contracts. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all Portfolios will be managed in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owner being retroactively determined to be the owner of the assets of the Separate Account.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS. Under Section 72(u) of the Code, the investment earnings on Contributions for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation, or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax adviser before purchasing a Contract to be owned by a non-natural person.

MULTIPLE CONTRACTS. The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.


PARTIAL 1035 EXCHANGES. Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in CONWAY VS. COMMISSIONER, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in CONWAY. However, in its acquiesence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.

TAX TREATMENT OF ASSIGNMENTS. An assignment or pledge of a Contract may be a taxable event. Owners should therefore consult competent tax advisers should they wish to assign or pledge their Contracts.

DEATH BENEFITS. Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.

INCOME TAX WITHHOLDING. All distributions or the portion thereof which is includible in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Certain distributions from retirement plans qualified under Section 401 or
Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:
a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or distributions for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions); or d) hardship withdrawals. Participants under such plans should consult their own tax counsel or other tax adviser regarding withholding requirements.

TAX TREATMENT OF WITHDRAWALS - NON-QUALIFIED CONTRACTS. Section 72 of the Code governs the treatment of distributions from annuity contracts. It provides that if the contract value exceeds the aggregate contributions made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts," below.)

QUALIFIED PLANS. The Contracts offered by this Prospectus may also be used as Qualified Contracts. The following discussion of Qualified Contracts is not exhaustive and is for general informational purposes only. The tax rules regarding Qualified Contracts are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing Qualified Contracts.

Qualified Contracts include special provisions restricting Contract provisions that may otherwise be available as described in the Prospectus. The Company is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless the Company specifically consents to be bound. Generally, Qualified Contracts are not transferable except upon surrender or annuitization.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a Qualified Contract.

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. Qualified Contracts will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

     Roth IRA

Section 408A of the Code provides that beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Contributions for a Roth IRA are limited to a maximum of $2,000 per year and are not deductible from taxable income. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRA and non-Roth IRAs.

Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. However, for rollovers in 1998, the individual may pay that tax ratably over the four taxable year period beginning with tax year 1998.

Purchasers of Contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

TAX TREATMENT OF WITHDRAWALS - QUALIFIED CONTRACTS. In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Section 408 and 408A (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or her designated Beneficiary; (d) distributions made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code
Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (e) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213 (d) (1) (D) of the Code) for the Owner or Annuitant (as applicable) and his or her spouse and dependents if the Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (f) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; (g) distributions made on account of an IRS levy upon the Qualified Contract; and (h) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code).

With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year, following the year in which the employee attains age 70 1/2. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.


                              ANNUITY PROVISIONS

Variable Annuity Payments reflect the investment performance of the Separate Account in accordance with the allocation of the Adjusted Contract Value to the Sub-Accounts during the Annuity Period. Annuity Payments also depend upon the Age of the Annuitant and any Joint Annuitant and the assumed interest factor utilized. The Annuity Table used will depend upon the Annuity Option chosen. The dollar amount of Variable Annuity Payments for each applicable Sub-Account after the first Variable Annuity Payment is determined as follows:

     1. The dollar amount of the first Variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Sub-Account as of the Annuity Date. This sets the number of Annuity Units for each monthly payment for the applicable Sub-Account. The number of Annuity Units remains fixed during the Annuity Period.

     2. The fixed number of Annuity Units per payment in each Sub-Account is multiplied by the Annuity Unit Value for that Sub-Account for the last Valuation Period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment for each applicable Sub-Account.

The total dollar amount of each Variable Annuity Payment is the sum of all Sub-Account Variable Annuity Payments reduced by the applicable portion of the Contract Maintenance Charge.

ANNUITY  UNIT

The value of any Annuity Unit for each Sub-Account of the Separate Account was arbitrarily set initially at $10.

The Sub-Account Annuity Unit Value at the end of any subsequent Valuation Period is determined as follows:

     1. The Net Investment Factor for the current Valuation Period is multiplied by the value of the Annuity Unit for the Sub-Account for the immediately
preceding   Valuation  Period.  The  Net  Investment  Factor  is  equal  to  the
Accumulation Unit Value for the current Valuation Period divided by the Accumulation Unit Value for the immediately preceding Valuation Period.

     2. The result in (1) is then divided by the Assumed Investment Rate Factor which equals 1.00 plus the Assumed Investment Rate for the number of days since the preceding Valuation Date. The Assumed Investment Rate is equal to an effective annual rate of 4%.

The value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.

(See "Annuity Payments" (The Annuity Period) in the Prospectus.)

                             FINANCIAL STATEMENTS

The financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.


                            LPLA SEPARATE ACCOUNT ONE

                              FINANCIAL STATEMENTS

                                    CONTENTS





Audited Financial Statements


Statement of Assets & Liabilities.........................................  1-2
Statement of Operations...................................................  3-4
Statement of Changes in Net Assets........................................  5-8
Notes to Financial Statements.............................................    9
Report of Independent Accountants.........................................   13

                                                                LPLA SEPARATE ACCOUNT ONE
                                                           STATEMENT OF ASSETS AND LIABILITIES
                                                                    December 31, 1999

                                     Harris Associates          MFS Total       Berkeley U.S.  Berkeley Money      Strong
                                         Value                    Return        Quality Bond        Market         Growth
                                        Sub-Account            Sub-Account       Sub-Account    Sub-Account     Sub-Account
                                        -----------            -----------       -----------    -----------     -----------


Assets

Investments in  the LPT Variable
   Insurance Series Trust               $ 6,535,331           $13,128,677        $      0      $    0          $14,362,224

Investments in  the BT Insurance
   Funds Trust                                    0                     0               0           0                    0

Investments in Morgan Stanley
   Dean Witter U.F., Inc.                         0                     0               0           0                    0

Investments in Federated Insurance
   Series                                         0                     0               0           0                    0
                                                  -                     -               -           -                    -
Total Assets                              6,535,331            13,128,677               0           0           14,362,224
                                          ---------            ----------               -           -           ----------


Liabilities

Amounts retained by London
Pacific Life & Annuity in LPLA
Separate Account One                              0                     0               0           0              492,755
                                                  -                     -               -           -              -------
Total Liabilities                                 0                     0               0           0              492,755
                                                  -                     -               -           -              -------

Net Assets Attributable to
Contract Owners                         $ 6,535,331          $ 13,128,677          $    0      $    0          $13,869,469
                                        ===========          ============          ======      ======          ===========

Unit Value                              $     15.97          $      14.74          $    0      $    0          $     36.09
                                        ===========          ============          ======      ======          ===========

Units Outstanding                           409,315               890,754               0           0              384,340
                                            =======               =======               =           =              =======

(Continued on next page)

                                               See Notes to Financial Statements

                                                                LPLA SEPARATE ACCOUNT ONE
                                                           STATEMENT OF ASSETS AND LIABILITIES
                                                                    December 31, 1999

                                           RS              Lexington Corporate
                                     Diversified Growth         Leaders
                                        Sub-Account            Sub-Account
                                        -----------            -----------


Assets

Investments in  the LPT Variable
   Insurance Series Trust               $15,040,787            $ 9,236,463

Investments in  the BT Insurance
   Funds Trust                                    0                      0

Investments in Morgan Stanley
   Dean Witter U.F., Inc.                         0                      0

Investments in Federated Insurance
   Series                                         0                      0
                                                  -                      -
Total Assets                             15,040,787              9,236,463
                                         ----------              ---------


Liabilities

Amounts retained by London
Pacific Life & Annuity in LPLA
Separate Account One                        385,887                 99,609
                                            -------                 ------
Total Liabilities                           385,887                 99,609
                                            -------                 ------

Net Assets Attributable to
Contract Owners                         $14,654,900            $ 9,136,854
                                        ===========            ===========

Unit Value                              $     32.98            $     18.58
                                        ===========            ===========

Units Outstanding                           444,329                491,742
                                            =======                =======

(Continued on next page)

                                               See Notes to Financial Statements

                                                                    LPLA SEPARATE ACCOUNT ONE
                                                          STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
                                                                         December 31,  1999

                                                                                                  Morgan Stanley
                                                                            Morgan Stanley      Dean Witter U.F.   Morgan Stanley
                                      SAI Global          BT Equity         Dean Witter U.F.         Emerging       Dean Witter U.F.
                                        Leaders           500 Index       International Magnum    Markets Equity      High Yield
                                      Sub-Account        Sub-Account           Sub-Account          Sub-Account       Sub-Account
                                      -----------        -----------           -----------          -----------       -----------

Assets

Investments in the LPT Variable
  Insurance Series Trust               $1,527,327                  0                     0                    0                 0

Investments in the BT Insurance
  Funds Trust                                   0         $3,276,462                     0                    0                 0

Investments in Morgan Stanley
  Dean Witter U.F., Inc.                        0                  0            $2,206,327             $449,937          $797,674

Investments in Federated  Insurance
  Series                                        0                  0                     0                    0                 0
                                                -                  -                     -                    -                 -
Total Assets                            1,527,327          3,276,462             2,206,327              449,937           767,674
                                        ---------          ---------             ---------              -------           -------

Liabilities

Amounts retained by London
Pacific Life & Annuity in LPLA
Separate Account One                      711,641                  0                     0                    0                 0
                                          -------                  -                     -                    -                 -
Total Liabilities                         711,641                  0                     0                    0                 0
                                          -------                  -                     -                    -                 -
Net Assets  Attributable to
Contract Owners                         $ 815,686        $ 3,276,462           $ 2,206,327            $ 449,937         $ 767,674
                                        =========        ===========           ===========            =========         =========

Unit Value                              $   11.59        $     12.97           $     11.22            $   13.40         $   10.50
                                        =========        ===========           ===========            =========         =========

Units Outstanding                          70,378            252,532               196,644               33,567            73,100
                                           ======            =======               =======               ======            ======

                                               See Notes to Financial Statements

                                                                   LPLA SEPARATE ACCOUNT ONE
                                                          STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
                                                                         December 31,  1999


                                                        Federated Fund
                                    Federated Prime    for U.S. Gov.'t
                                     Money Fund II      Securities II
                                      Sub-Account        Sub-Account
                                      -----------        -----------

Assets

Investments in the LPT Variable
  Insurance Series Trust                        0                  0

Investments in the BT Insurance
  Funds Trust                                   0                  0

Investments in Morgan Stanley
  Dean Witter U.F., Inc.                        0                  0

Investments in Federated  Insurance
  Series                               $3,982,484         $2,063,141
                                       ----------         ----------
Total Assets                            3,982,484          2,063,141
                                        ---------          ---------

Liabilities

Amounts retained by London
Pacific Life & Annuity in LPLA
Separate Account One                            0                  0
                                                -                  -
Total Liabilities                               0                  0
                                                -                  -
Net Assets  Attributable to
Contract Owners                       $ 3,982,484        $ 2,063,141
                                      ===========        ===========

Unit Value                            $      1.03        $      9.78
                                      ===========        ===========

Units Outstanding                       3,868,584            210,893
                                        =========            =======

                                               See Notes to Financial Statements

                                                                     LPLA SEPARATE ACCOUNT  ONE
                                                                      STATEMENT  OF OPERATIONS
                                                                FOR THE YEAR ENDED DECEMBER 31, 1999


                                         Harris Assoc.      MFS Total   Berkeley U.S.   Berkeley         Strong
                                             Value           Return     Quality Bond  Money Market        Growth
                                          Sub-Account      Sub-Account   Sub-Account   Sub-Account     Sub-Account
                                          -----------      -----------   -----------   -----------     -----------

Income and Expenses
Income:
   Dividends from the LPT Variable
   Insurance Series Trust                   $ 339,372       $  757,089    $  103,383       $ 8,041      $1,651,631

   Dividends from BT Insurance
   Funds Trust                                      0                0             0             0               0

   Dividends from Morgan Stanley
   Dean Witter U.F., Inc.                           0                0             0             0               0

   Dividends from Federated Insurance
   Series                                           0                0             0             0               0

Expenses:
   Mortality and other expenses               105,745          189,816         8,635         4,499         138,957
                                              -------          -------         -----         -----         -------
Net investment income                         233,627          567,273        94,748         3,542       1,512,674
                                              -------          -------        ------         -----       ---------
Realized and Unrealized Gain
   (Loss ) on Investments

Net realized gain (loss) on sales
   of investments                              57,104          284,439      (46,099)             0       1,230,968
                                               ------          -------      -------              -       ---------
Net unrealized appreciation
   (depreciation ) on investments
   Beginning of period                         14,999        1,083,136       96,589              0       1,148,680
   End of  period                            (39,788)          368,868            0              0       4,841,369
                                             -------           -------            -              -       ---------
Net unrealized appreciation
   (depreciation) during period              (54,787)        (714,268)     (96,589)              0       3,692,689
                                             -------         --------      -------               -       ---------
Net Realized and Unrealized Gain
(Loss) on Investments                          2,317         (429,829)    (142,688)              0       4,923,657
                                               -----         --------     --------               -       ---------
Net Increase (Decrease) in Net
Assets Resulting from Operations           $ 235,944       $  137,444    $ (47,940)       $  3,542      $6,436,331
                                           =========       ==========    =========        ========      ==========

(Continued on next page)


                                               See Notes to Financial Statements

                                                                     LPLA SEPARATE ACCOUNT  ONE
                                                                      STATEMENT  OF OPERATIONS
                                                                FOR THE YEAR ENDED DECEMBER 31, 1999


                                              RS             Lexington Corporate
                                      Diversified Growth         Leaders
                                          Sub-Account          Sub-Account
                                          -----------          -----------

Income and Expenses
Income:
   Dividends from the LPT Variable
   Insurance Series Trust                  $2,740,723           $  141,501

   Dividends from BT Insurance
   Funds Trust                                      0                    0

   Dividends from Morgan Stanley
   Dean Witter U.F., Inc.                           0                    0

   Dividends from Federated Insurance
   Series                                           0                    0

Expenses:
   Mortality and other expenses               131,995              135,319
                                              -------              -------
Net investment income                       2,608,728                6,182
                                            ---------                -----
Realized and Unrealized Gain
   (Loss ) on Investments

Net realized gain (loss) on sales
   of investments                           1,523,141              318,123
                                            ---------              -------
Net unrealized appreciation
   (depreciation ) on investments
   Beginning of period                      1,196,899              512,465
   End of  period                           5,694,704            1,647,573
                                            ---------            ---------
Net unrealized appreciation
   (depreciation) during period             4,497,805            1,135,108
                                            ---------            ---------
Net Realized and Unrealized Gain
(Loss) on Investments                       6,020,946            1,453,231
                                            ---------            ---------
Net Increase (Decrease) in Net
Assets Resulting from Operations          $ 8,629,674          $ 1,459,413
                                          ===========          ===========

(Continued on next page)

                                               See Notes to Financial Statements

                                                                LPLA SEPARATE ACCOUNT ONE
                                                            STATEMENT OF OPERATIONS (CONTINUED)
                                                           FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                                                  Morgan Stanley
                                                                             Morgan Stanley      Dean Witter U.F.    Morgan Stanley
                                            SAI            BT Equity        Dean Witter U.F.         Emerging       Dean Witter U.F.
                                      Global Leaders       500 Index      International Magnum    Markets Equity       High Yield
                                      Sub-Account (2)     Sub-Account         Sub-Account          Sub-Account         Sub-Account
                                      ---------------     -----------         -----------          -----------         -----------

Income and Expenses
Income:
   Dividends from the LPT Variable
   Insurance Series Trust                           0               0                   0                    0                   0

   Dividends from BT Insurance
   Funds Trust                                      0         $39,518                   0                    0                   0

   Dividends from Morgan Stanley
   Dean Witter U.F., Inc.                           0               0             $24,234                  $42             $52,395

   Dividends from Federated Insurance
   Series                                           0               0                   0                    0                   0

Expenses:
   Mortality and other expenses                 5,615          41,663              29,605                2,772              10,122
                                                -----          ------              ------                -----              ------
Net investment income                         (5,615)         (2,145)             (5,371)              (2,730)              42,273
                                              ------          ------              ------               ------               ------
Realized and Unrealized Gain
   (Loss) on Investments

Net realized gain (loss) on sales
    of  investments                               580         433,387            (67,738)               15,936              10,079
                                                  ---         -------            -------                ------              ------

Net unrealized appreciation
    (depreciation)  on investments
     Beginning of  period                           0         166,882           (110,842)              (8,716)             (7,607)
     End of period                            158,866         216,820             364,622              128,898            (34,929)
                                              -------         -------             -------              -------            -------
Net unrealized appreciation
(depreciation)  during  period                157,866          49,938             475,464              137,614            (27,322)
                                              -------          ------             -------              -------            -------
Net Realized and Unrealized
Gain (Loss) on Investments                    158,446         483,325             407,726              153,550            (17,243)
                                              -------         -------             -------              -------            -------
Net Increase (Decrease) in Net
Assets Resulting from Operations            $ 152,831        $481,180           $ 402,355             $150,820             $25,030
                                            =========        ========           =========             ========             =======
(1)    For the period January 14, 1999 (inception date) to December 31, 1999
(2)    For the period May 11, 1999 (inception date) to December 31, 1999
                                               See Notes to Financial Statements

                                                                LPLA SEPARATE ACCOUNT ONE
                                                            STATEMENT OF OPERATIONS (CONTINUED)
                                                           FOR THE YEAR ENDED DECEMBER 31, 1999


                                        Federated        Federated Fund
                                       Prime Money      for U.S. Gov.'t
                                        Fund II          Securities II
                                      Sub-Account (1)    Sub-Account (1)
                                      ---------------    ---------------

Income and Expenses
Income:
   Dividends from the LPT Variable
   Insurance Series Trust                           0               0

   Dividends from BT Insurance
   Funds Trust                                      0               0

   Dividends from Morgan Stanley
   Dean Witter U.F., Inc.                           0               0

   Dividends from Federated Insurance
   Series                                     $67,723         $44,052

Expenses:
   Mortality and other expenses                21,943          25,339
                                               ------          ------
Net investment income                          45,780          18,713
                                               ------          ------
Realized and Unrealized Gain
   (Loss) on Investments

Net realized gain (loss) on sales
    of  investments                                 0        (41,910)
                                                    -        -------

Net unrealized appreciation
    (depreciation)  on investments
     Beginning of  period                           0               0
     End of period                                  0         (4,180)
                                                    -         ------
Net unrealized appreciation
(depreciation)  during  period                      0         (4,180)
                                                    -         ------
Net Realized and Unrealized
Gain (Loss) on Investments                          0        (46,090)
                                                    -        -------
Net Increase (Decrease) in Net
Assets Resulting from Operations              $45,780       ($27,377)
                                              =======       ========
(1)    For the period January 14, 1999 (inception date) to December 31, 1999
(2)    For the period May 11, 1999 (inception date) to December 31, 1999
                                               See Notes to Financial Statements

                                                          LPLA SEPARATE ACCOUNT ONE
                                                      STATEMENT OF CHANGES IN NET ASSETS
                                                     FOR THE YEAR ENDED DECEMBER 31, 1999


                                       Harris Associates      MFS Total       Berkeley U.S.     Berkeley Money         Strong
                                            Value              Return         Quality Bond          Market             Growth
                                          Sub-Account        Sub-Account       Sub-Account       Sub-Account         Sub-Account
                                          -----------        -----------       -----------       -----------         -----------

Increase (Decrease) in Net Assets
 from Operations
 Net investments income                     $ 233,627         $  567,273          $ 94,748         $   3,542          $1,512,674
 Net realized gain (loss) on sales
 of investments                                57,104            284,439          (46,099)                 0           1,230,968
 Net unrealized appreciation
 (depreciation) during the year              (54,787)          (714,268)          (96,589)                 0           3,692,689
                                             -------           --------           -------                  -           ---------
Net increase (decrease) in net assets
   resulting from operations                  235,944            137,444          (47,940)             3,542           6,436,331
                                              -------            -------          -------              -----           ---------
Contract Related Transactions
   Net premiums                               384,185          1,083,630            37,608           284,386           1,444,216
   Benefits and contract charges            (837,866)        (1,179,327)         (112,195)          (12,698)           (829,379)
   Transfers between Sub-Accounts
   (including fixed account),  net          (469,765)          1,321,340       (1,855,919)       (1,579,405)             464,936
                                            --------           ---------       ----------        ----------              -------
Net increase in net assets resulting
   from contract related transactions       (923,446)          1,225,643       (1,930,506)       (1,307,717)           1,079,773
                                            --------           ---------       ----------        ----------            ---------
Change in amount retained by
London Pacific Life & Annuity
LPLA Separate Account One, net                128,470            137,884           132,804                 0           (172,086)
                                              -------            -------           -------                 -           --------
Increase (Decrease) in Net Assets           (559,032)          1,500,971       (1,845,642)       (1,304,175)           7,344,018

Net Assets,  Beginning of Period            7,094,363         11,627,706         1,845,642         1,304,175           6,525,451
                                            ---------         ----------         ---------         ---------           ---------
Net Assets,   End of Period                $6,535,331        $13,128,677         $       0         $       0         $13,869,469
                                           ==========        ===========         =========         =========         ===========

(Continued  on next page)
                                               See Notes to Financial Statements

                                                          LPLA SEPARATE ACCOUNT ONE
                                                      STATEMENT OF CHANGES IN NET ASSETS
                                                     FOR THE YEAR ENDED DECEMBER 31, 1999


                                             RS              Lexington Corporate
                                      Diversified Growth           Leaders
                                          Sub-Account           Sub-Account
                                          -----------           -----------

Increase (Decrease) in Net Assets
 from Operations
 Net investments income                    $2,608,728            $ 6,182
 Net realized gain (loss) on sales
 of investments                             1,523,141            318,123
 Net unrealized appreciation
 (depreciation) during the year             4,497,805          1,135,108
                                            ---------          ---------
Net increase (decrease) in net assets
   resulting from operations                8,629,674          1,459,413
                                            ---------          ---------
Contract Related Transactions
   Net premiums                               675,175            619,772
   Benefits and contract charges            (961,880)          (982,535)
   Transfers between Sub-Accounts
   (including fixed account),  net            440,185           (28,927)
                                              -------           -------
Net increase in net assets resulting
   from contract related transactions         153,480          (391,690)
                                              -------          --------
Change in amount retained by
London Pacific Life & Annuity
LPLA Separate Account One, net              (220,554)             61,990
                                            --------              ------
Increase (Decrease) in Net Assets           8,562,600          1,129,713

Net Assets,  Beginning of Period            6,092,300          8,007,141
                                            ---------          ---------
Net Assets,   End of Period               $14,654,900         $9,136,854
                                          ===========         ==========

(Continued  on next page)
                                               See Notes to Financial Statements

                                                             LPLA SEPARATE ACCOUNT ONE
                                                  STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
                                                       FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                                                Morgan Stanley
                                                                          Morgan Stanley       Dean Witter U.F.     Morgan Stanley
                                     SAI Global         BT Equity        Dean Witter U.F.          Emerging        Dean Witter U.F.
                                      Leaders           500 Index      International Magnum     Markets Equity        High Yield
                                  Sub-Account (2)     Sub-Account          Sub-Account           Sub-Account         Sub-Account
                                  ---------------     -----------          -----------           -----------         -----------

Increase (Decrease) in Net Assets
 from Operations
 Net investment income                  ($ 5,615)        ($2,145)             ($5,371)              ($2,730)             $42,273
 Net realized gain (loss) on sales
 of investments                               580         433,387             (67,738)                15,936              10,079
 Net unrealized appreciation (depreciation)
 during the year                          157,866          49,938              475,464               137,614            (27,322)
                                          -------          ------              -------               -------            -------
Net increase(decrease) in net assets
 resulting from operations                152,831         481,180              402,355               150,820              25,030
                                          -------         -------              -------               -------              ------
Contract Related Transaction:
Net premiums                              169,682         879,643              134,717                70,389             109,156
Benefits and contract charges               (790)       (120,081)            (144,595)               (4,765)            (39,280)
Transfers between Sub-Accounts
(including fixed account),  net         1,205,604         304,524            (332,794)               160,259             254,054
                                        ---------         -------            --------                -------             -------

Net increase in net assets resulting
  from contact related transactions     1,374,496       1,064,086            (342,672)               225,883             323,930
                                        ---------       ---------            --------                -------             -------

Change in amount retained by
London Pacific Life & Annuity
LPLA Separate Account One,  net          (711,641)         27,351               22,743                17,470              24,883
                                         --------          ------               ------                ------              ------
Increase (Decrease) in Net Assets          815,686      1,572,617               82,426               394,173             373,843

Net Assets, Beginning of Period                  0      1,703,845            2,123,901                55,764             393,831
                                                 -      ---------            ---------                ------             -------

Net Assets, End of Period                 $815,686     $3,276,462          $ 2,206,327             $ 449,937            $767,674
                                          ========     ==========          ===========             =========            ========

(1) For the period January14, 1999 (inception date) to December 31, 1999
(2) For the period May 11, 1999 (incepeption date) to December 31, 1999
                                               See Notes to Financial Statements

                                                             LPLA SEPARATE ACCOUNT ONE
                                                  STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
                                                       FOR THE YEAR ENDED DECEMBER 31, 1999

                                     Federated        Federated Fund
                                    Prime Money       for U.S. Gov.'t
                                      Fund II           Securities
                                  Sub-Account (1)     Sub-Account (1)
                                  ---------------     ---------------

Increase (Decrease) in Net Assets
 from Operations
 Net investment income                    $45,780            $ 18,713
 Net realized gain (loss) on sales
 of investments                                 0            (41,910)
 Net unrealized appreciation (depreciation)
 during the year                                0             (4,180)
                                                -             ------
Net increase(decrease) in net assets
 resulting from operations                 45,780            (27,377)
                                           ------            -------
Contract Related Transaction:
Net premiums                            2,551,741             223,574
Benefits and contract charges           (213,507)           (138,658)
Transfers between Sub-Accounts
(including fixed account),  net         1,598,470           2,005,602
                                        ---------           ---------

Net increase in net assets resulting
  from contact related transactions     3,936,704           2,090,518
                                        ---------           ---------

Change in amount retained by
London Pacific Life & Annuity
LPLA Separate Account One,  net                 0                   0
                                                -                   -
Increase (Decrease) in Net Assets       3,982,484           2,063,141

Net Assets, Beginning of Period                  0                  0
                                                 -                  -

Net Assets, End of Period               $3,982,484        $ 2,063,141
                                        ==========        ===========

(1) For the period January14, 1999 (inception date) to December 31, 1999
(2) For the period May 11, 1999 (inception date) to December 31, 1999
                                               See Notes to Financial Statements

                                                          LPLA SEPARATE ACCOUNT ONE
                                                      STATEMENT OF CHANGES IN NET ASSETS
                                                     FOR THE YEAR ENDED DECEMBER 31, 1998


                             Harris Associates    MFS Total       Berkeley U.S.    Berkeley Money     International        Strong
                                    Value          Return         Quality Bond         Market             Stock            Growth
                                Sub-Account      Sub-Account       Sub-Account      Sub-Account      Sub-Account (1)     Sub-Account
                                -----------      -----------       -----------      -----------      ---------------     -----------

Increase (Decrease) in Net Assets
 from Operations
 Net investments income             $ (85,441)    $  (99,569)       $ (23,432)       $   53,482           $ (10,487)       $ 125,494
 Net realized gain (loss) on sales
 of investments                        111,115        100,795           24,347                0             (17,373)          44,914
 Net unrealized appreciation
 (depreciation) during the year         41,303        825,866           92,829                0              203,633       1,171,280
                                        ------        -------           ------                -              -------       ---------
Net increase (decrease) in net assets
 resulting from operations              66,977        827,092           93,744           53,482              175,773       1,341,688
                                        ------        -------           ------           ------              -------       ---------
Contract Related Transactions
 Net premiums                        1,311,201      1,879,093          624,534       14,104,609               70,916         942,178
 Benefits and contract charges       (384,443)      (614,365)         (52,116)         (72,987)             (61,285)       (286,584)
 Transfers between Sub-Accounts
 (including fixed account),  net     2,706,447      3,700,606          230,386     (14,154,086)          (1,435,482)       1,936,612
                                     ---------      ---------          -------     -----------           ----------        ---------
Net increase in net assets resulting
 from contract related transactions  3,633,205      4,965,334          802,804        (122,464)          (1,425,851)       2,592,206
                                     ---------      ---------          -------        --------           ----------        ---------

Change in amount retained by
London Pacific Life & Annuity
LPLA Separate Account One, net         (3,470)       (12,884)          (7,803)                0              113,617        (70,669)
                                       ------        -------           ------                 -              -------        -------
Increase (Decrease) in Net Assets    3,696,712      5,779,542          888,745         (68,982)          (1,136,461)       3,863,225

Net Assets,  Beginning of Period     3,397,651      5,848,164          956,897        1,373,157            1,136,461       2,662,226
                                     ---------      ---------          -------        ---------            ---------       ---------
Net Assets,   End of Period         $7,094,363    $11,627,706       $1,845,642      $ 1,304,175            $       0      $6,525,451
                                    ==========    ===========       ==========      ===========            =========      ==========

(1) Formerly Strong International Stock Sub-Account
(Continued  on next page)
                                               See Notes to Financial Statements

                                                             LPLA SEPARATE ACCOUNT ONE
                                                  STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
                                                      FOR THE YEAR ENDED DECEMBER 31, 1998

                                                                                                        Morgan Stanley
                                                    Lexington                       Morgan Stanley      Dean Witter U.F.
                                RS Investment      Corporate       BT Equity        Dean Witter U.F.        Emerging
                             Diversified Growth      Leaders       500 Index     International Magnum    Markets Equity
                               Sub-Account        Sub-Account   Sub-Account (2)     Sub-Account (2)      Sub-Account (2)
                               -----------        -----------   ---------------     ---------------      ---------------

Increase (Decrease) in Net Assets
 from Operations
 Net investment income            $ (71,773)         $ (75,969)         $ 38,073            $ (2,548)               $(163)
 Net realized gain (loss) on sales
 of investments                       55,700             59,981           15,691             (10,481)              (5,470)
 Net unrealized appreciation (depreciation)
 during the year                     852,678            558,655          166,882            (110,842)              (8,716)
                                     -------            -------          -------            --------               ------
Net increase(decrease) in net assets
  resulting from operations          836,605            542,667          220,646            (123,871)             (14,349)
                                     -------            -------          -------            --------              -------
Contract Related Transaction:
Net premiums                       1,068,730          1,521,553          243,108              230,477               17,687
Benefits and contract charges      (329,799)          (328,127)        (135,660)             (62,419)                (805)
Transfers between Sub-Accounts
 (including fixed account), net    1,639,033          2,979,341        1,403,101            2,102,457               70,702
                                   ---------          ---------        ---------            ---------               ------
Net increase in net assets resulting
 from contact related transactions 2,377,964          4,172,767        1,510,549            2,270,515               87,584
                                   ---------          ---------        ---------            ---------               ------
Change in amount retained by
London Pacific Life & Annuity
LPLA Separate Account One,  net     (16,335)           (36,598)         (27,350)             (22,743)             (17,471)

Increase (Decrease) in Net Assets  3,198,234          4,678,836        1,703,845            2,123,901               55,764

Net Assets, Beginning of Period    2,894,066          3,328,305                0                    0                    0
                                   ---------          ---------                -                    -                    -

Net Assets, End of Period        $ 6,092,300        $ 8,007,141      $ 1,703,845          $ 2,123,901             $ 55,764
                                 ===========        ===========      ===========          ===========             ========

 (2) For the period May 4, 1998 (inception date) to December 31, 1998
                                               See Notes to Financial Statements

                                                             LPLA SEPARATE ACCOUNT ONE
                                                  STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
                                                      FOR THE YEAR ENDED DECEMBER 31, 1998


                                 Morgan Stanley
                                Dean Witter U.F.
                                   High Yield
                                 Sub-Account (2)
                                 ---------------

Increase (Decrease) in Net Assets
 from Operations
 Net investment income                 $ 24,425
 Net realized gain (loss) on sales
 of investments                          29,538
 Net unrealized appreciation (depreciation)
 during the year                        (7,607)
                                        ------
Net increase(decrease) in net assets
  resulting from operations              46,356
                                         ------
Contract Related Transaction:
Net premiums                            311,229
Benefits and contract charges          (99,190)
Transfers between Sub-Accounts
 (including fixed account), net         160,319
                                        -------
Net increase in net assets resulting
 from contact related transactions      372,358
                                        -------
Change in amount retained by
London Pacific Life & Annuity
LPLA Separate Account One,  net        (24,883)
                                       -------

Increase (Decrease) in Net Assets       393,831

Net Assets, Beginning of Period               0
                                              -

Net Assets, End of Period             $ 393,831
                                      =========

 (2) For the period May 4, 1998 (inception date) to December 31, 1998
                                               See Notes to Financial Statements

                                                              LPLA SEPARATE ACCOUNT ONE
                                                          STATEMENT OF CHANGES IN NET ASSETS
                                                         FOR THE YEAR ENDED DECEMBER 31, 1997


                                                 Harris           MFS Total      Berkeley U.S.     Berkeley            Strong
                                            Associates Value       Return       Quality Bond     Money Market    International Stock
                                             Sub-Account (1)     Sub-Account   Sub-Account (2)  Sub-Account(3)       Sub-Account
                                             ---------------     -----------   ---------------  --------------       -----------
 Increase (Decrease) in Net Assets
   from Operations
   Net investment income                           $312,852       $139,587          $70,220        $41,393            $48,381
   Net realized gain (loss) on sales
   of investments                                    61,876         52,774            7,612              0              8,762
   Net unrealized appreciation
   (depreciation) during the year                  (66,476)        237,322            3,114              0          (205,740)
                                                   -------         -------            -----              -          --------
  Net increase (decrease) in net assets
   resulting from operations                        308,252        429,683           80,946         41,393          (148,597)
                                                    -------        -------           ------         ------          --------
  Contract Related Transactions:
   Net premiums                                     448,289        679,593          187,734     14,102,512            239,002
   Benefits and contract charges                   (32,555)      (135,077)         (37,173)       (14,603)           (67,415)
   Transfers between Sub-Accounts
   (including fixed account), net                 2,093,609      3,991,383         (65,908)   (13,038,636)            661,907
                                                  ---------      ---------         -------    -----------             -------
  Net increase in net assets resulting
  from contract related transactions              2,509,343      4,535,899           84,653      1,049,273            833,494
                                                  ---------      ---------           ------      ---------            -------
  Change in amount retained by
  London Pacific Life & Annuity
  LPLA Separate Account One, net                   (33,183)       (24,781)          (7,123)        (5,183)             19,523
                                                   -------        -------           ------         ------              ------
  Increase in Net Assets                          2,784,412      4,940,801          158,476      1,085,483            704,420

  Net Assets, Beginning of Period                   613,239        907,363          798,421        287,674            432,041
                                                    -------        -------          -------        -------            -------
  Net Assets, End of Period                      $3,397,651     $5,848,164         $956,897     $1,373,157         $1,136,461
                                                 ==========     ==========         ========     ==========         ==========

     (1)  Formerly MAS Value Sub-Account
     (2)  Formerly Salomon U.S. Quality Bond Sub-Account
     (3)  Formerly Salomon Money Market Sub-Account
     (4)  Formerly Berkeley Smaller Companies Sub-Account
                                               See Notes to Financial Statements

                                                              LPLA SEPARATE ACCOUNT ONE
                                                          STATEMENT OF CHANGES IN NET ASSETS
                                                         FOR THE YEAR ENDED DECEMBER 31, 1997


                                                Strong     Robertson Stephens        Lexington
                                                Growth     Diversified Growth    Corporate Leaders
                                             Sub-Account     Sub-Account (4)        Sub-Account
                                             -----------     ---------------        -----------

 Increase (Decrease) in Net Assets
   from Operations
   Net investment income                           $250,058            ($19,749)            $198,248
   Net realized gain (loss) on sales
   of investments                                    89,791            (130,610)              69,824
   Net unrealized appreciation
   (depreciation) during the year                  (16,940)              486,918            (70,779)
                                                   -------               -------            -------

  Net increase (decrease) in net assets
   resulting from operations                        322,909              336,559             197,293
                                                    -------              -------             -------
  Contract Related Transactions:
   Net premiums                                     239,002              474,217             381,037             460,740
   Benefits and contract charges                   (61,170)             (95,133)            (95,125)
   Transfers between Sub-Accounts
   (including fixed account), net                 1,398,404            1,745,826           2,450,950
                                                  ---------            ---------           ---------
  Net increase in net assets resulting
  from contract related transactions              1,811,451            2,031,730           2,816,565
                                                  ---------            ---------           ---------
  Change in amount retained by
  London Pacific Life & Annuity
  LPLA Separate Account One, net                   (34,493)             (17,746)            (30,058)
                                                   -------              -------             -------
  Increase in Net Assets                          2,099,867            2,350,543           2,983,800

  Net Assets, Beginning of Period                   562,359              543,523             344,505
                                                    -------              -------             -------
  Net Assets, End of Period                      $2,662,226           $2,894,066          $3,328,305
                                                 ==========           ==========          ==========

     (1)  Formerly MAS Value Sub-Account
     (2)  Formerly Salomon U.S. Quality Bond Sub-Account
     (3)  Formerly Salomon Money Market Sub-Account
     (4)  Formerly Berkeley Smaller Companies Sub-Account
                                               See Notes to Financial Statements

                            LPLA SEPARATE ACCOUNT ONE
                          Notes to Financial Statements

NOTE 1 - Organization

LPLA Separate Account One ("Separate Account") is a separate investment account of London Pacific Life & Annuity Company ("Company"). The Separate Account was established on November 23, 1994 under the insurance laws of the State of North Carolina for the purpose of issuing flexible payment variable annuity contracts. Under North Carolina's insurance laws, the assets of the Separate Account are clearly identified and distinguished from the other assets and liabilities of the Company. The Separate Account cannot be charged with liabilities arising out of any other business of the Company.

The Separate Account is a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940. Contract owners may allocate their account values to one or more of the Separate Account's investment Sub-Accounts. Funds of the investment Sub-Accounts of the Separate Account are invested in a corresponding investment portfolio of: (1) the LPT Variable Insurance Series Trust ("Trust") managed by LPIMC Insurance Marketing Services ("LPIMC"), a registered investment advisor and a wholly-owned subsidiary of the Company; (2) the BT Insurance Funds Trust; and (3) Morgan Stanley Dean Witter Universal Funds, Inc; or (4) the Federated Insurance Series (collectively, the "Trusts").

Prior to May 1, 1997, the Harris Associates Sub-Account was known as the MAS Value Sub-Account and the Robertson Stephens Diversified Growth Sub-Account was known as the Berkeley Smaller Companies Sub-Account. Prior to November 3, 1997, the Berkeley Money Market Sub-Account was known as the Salomon Money Market Sub-Account and the Berkeley U.S. Quality Bond Sub-Account was known as the Salomon U.S. Quality Bond Sub-Account. Prior to June 1, 1996, the International Stock Sub-Account was known as the Strong International Stock Sub-Account. The International Sub-Account was liquidated on October 31, 1998. The Berkeley Money Market Sub-Account and the Berkeley U.S. Quality Bond Sub-Account were liquidated on July 31 and September 30, 1999 respectively.

NOTE 2 - Significant Accounting Policies

The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles consistently followed by the Separate Account in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

Investments - Security transactions are recorded on the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the respective investment portfolio of the Trust. Realized gains and losses on sales of shares of the Trust are determined based on the first-in, first-out method. Dividends and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the respective investment portfolio of the Trust.

Federal Income Taxes - Operations of the Separate Account are included in the income tax return of the Company, which is taxed as a life insurance company under the Internal Revenue Code. The

                            LPLA SEPARATE ACCOUNT ONE
                          Notes to Financial Statements

NOTE 1 - Organization (Continued)

Separate Account will not be taxed as a registered investment company under Sub-Chapter M of the Internal Revenue Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Separate Account.

NOTE 3 - Investments

The number of shares owned, aggregate cost, and net asset value per share of each Sub-Account's investment in the Trust at December 31, 1999 were as follows:

                                                                                                                    Net Asset
Investment Sub-Account                                                           Shares             Cost         Value Per Share
----------------------                                                           ------             ----         ---------------
Harris Associates Value                                                            468,639         6,575,119          $13.95
MFS Total Return                                                                   949,493        12,759,809           13.83
Strong Growth                                                                      524,873         9,520,855           27.36
Robertson Stephens Diversified Growth                                              652,659         9,346,083           23.05
Lexington Corporate Leaders                                                        522,052         7,588,890           17.69
SAI Global Leaders                                                                 130,513         1,369,461           11.70
BT Equity 500 Index                                                                215,841         3,059,642           15.18
Morgan Stanley Dean Witter U.F. International Magnum                               158,843         1,841,704           13.89
Morgan Stanley Dean Witter U.F. Emerging Markets Equity                             32,510           321,039           11.23
Morgan Stanley Dean Witter U.F. High Yield                                          74,968           802,603           10.24
Federated Prime Money Fund II                                                    3,982,484         3,982,484            1.00
Federated Fund for U.S. Gov.'t Securities II                                       195,373         2,067,321           10.56

NOTE 4 - Related Party Transactions

The Company assesses a charge of 1.25% per annum based on the average daily net assets of each Sub-Account at each valuation date for mortality and expense risks. The Company also charges each Sub-Account .15% and .10% per annum based on the average daily net assets of each Sub-Account for administrative and distribution expenses, respectively. These charges are deducted from the daily unit value of each Sub-Account but are paid to the Company on a monthly basis. A contract maintenance charge of $36 is currently deducted on the policy anniversary date and upon full surrender of the policy when the accumulated value is $50,000 or less.

London Pacific Financial and Insurance Services ("LPFIS"), a registered broker/dealer and wholly-owned subsidiary of the Company, is principal underwriter and general distributor of the Separate Account. LPFIS does not receive any compensation for sales of the variable annuity contracts.



                            LPLA SEPARATE ACCOUNT ONE
                          Notes to Financial Statements

NOTE 5 - Changes in Units Outstanding

Changes in units outstanding for the year ended December 31, 1999 were as follows:

                                                                       Units          Units         Units          Net
Investment Sub-Account                                               Purchased     Transferred     Redeemed       Change
----------------------                                               ---------     -----------     --------       ------
Harris Associates Value                                                   23,961       (21,184)      (51,109)      (48,332)
MFS Total Return                                                          73,394         98,809      (79,967)        92,236
Berkeley U.S. Quality Bond                                                 3,222      (151,448)       (9,776)     (158,002)
Berkeley Money Market                                                     25,645      (142,214)       (1,143)     (117,712)
Strong Growth                                                             65,604         30,362      (35,320)        60,646
Robertson Stephens Diversified Growth                                     38,551         32,609      (57,958)        13,202
Lexington Corporate Leaders                                               36,271          2,636     (565,761)      (17,669)
SAI Global Leaders                                                        16,825         53,631          (78)        70,378
BT Equity 500 Index                                                       77,473         29,656      (10,335)        96,794
Morgan Stanley  Dean Witter U.F. International Magnum                     14,058       (36,085)      (14,799)      (36,826)
Morgan Stanley  Dean Witter  U.F. Emerging Markets Equity                  7,712         18,487         (612)        25,587
Morgan Stanley  Dean Witter U.F. High Yield                               10,735         26,647       (3,850)        33,532
Federated Prime Money Fund II                                          2,501,259      1,577,034     (209,709)     3,868,584
Federated Fund for U.S. Gov.'t Securities II                              22,597        202,463      (14,167)       210,893

NOTE 6 - Diversification Requirements

Under the provisions of Section 817(h) of the Internal Revenue Code a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that it satisfies the current requirements of the regulations, and it intends that the Separate Account will continue to meet such requirements.

NOTE 7 - Amount Retained by the Company

The amount retained by the Company is attributable to the Company's contributions to the Separate Account, the underlying investment results and amounts withdrawn by the Company. The change in this amount arises from that portion, determined ratably, of the Separate Account's investment results applicable to the net assets owned by the Company. The funds contributed by the Company, as well as any investment appreciation or depreciation, are not subject to charges for mortality and expense risks, administration expenses and distribution expenses.

Amounts retained by the Company in the Separate Account may be transferred by the Company to its General Account at any time.


                            LPLA SEPARATE ACCOUNT ONE
                          Notes to Financial Statements


NOTE 8 - Purchases and Sales of Securities

Cost of purchases and proceeds from sales of the Trusts shares by the Separate Account during the year ended December 31, 1999 were as follows:

Investment Sub-Account                                                              Purchases         Sales
----------------------                                                              ---------         -----
Harris Associates Value                                                             $1,110,433       $1,800,252
MFS Total Return                                                                     3,251,117        1,458,201
Berkeley U.S. Quality Bond                                                             930,427        1,986,408
Berkeley Money Market                                                                  150,649        2,234,602
Strong Growth                                                                         6,029,15        3,436,668
Robertson Stephens Diversified Growth                                                5,688,210        2,926,002
Lexington Corporate Leaders                                                          1,482,877        1,868,384
SAI Global Leaders                                                                   1,379,480           10,599
BT Equity 500 Index                                                                  3,802,416        2,740,475
Morgan Stanley Dean Witter U.F. International Magnum                                   404,536          752,580
Morgan Stanley Dean Witter U.F. Emerging Markets Equity                                337,239          114,086
Morgan Stanley Dean Witter U.F. High Yield                                           1,297,715          931,512
Federated Prime Money Fund II                                                       10,535,825        6,553,341
Federated Fund for U.S. Gov.'t Securities II                                         3,108,771          999,540

                           REPORT OF INDEPENDENT ACCOUNTANTS



To the Board of Directors of London Pacific Life & Annuity
Company and Contract Owners of LPLA Separate Account One

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting The LPLA Separate Account One at December 31, 1999, the results of each of their operations for the periods indicated herein, and the changes in each of their net assets for each of the the periods indicated herein, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
Charlotte, North Carolina

April 17, 2000



                              London Pacific Life
                               & Annuity Company
                           (A wholly-owned subsidiary
                        of London Pacific Group Limited)

                      Statutory Basis Financial Statements
                        December 31, 1999, 1998 and 1997

                      London Pacific Life & Annuity Company

           (A wholly-owned subsidiary of London Pacific Group Limited)

                      Statutory Basis Financial Statements


                  Years ended December 31, 1999, 1998 and 1997



                                    Contents


Report of Independent Accountants...........................................   1

Audited Financial Statements

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus.     3

Statutory Statements of Operations........................................     4

Statutory Statements of Changes in Capital and Surplus....................     5

Statutory Statements of Cash Flows........................................   6-7

Notes to Statutory Financial Statements...................................  8-19

Supplementary Information

Report of Independent Accountants on Supplemental Schedule of
Assets and Liabilities....................................................    21


Schedule 1 - Supplemental Schedule of Assets and Liabilities.............. 22-24

                        Report of Independent Accountants


To the Board of Directors and Shareholder of London Pacific Life & Annuity Company


We have audited the accompanying statutory statements of admitted assets, liabilities, capital and surplus of London Pacific Life & Annuity Company (a wholly-owned subsidiary of London Pacific Group Limited)(the "Company") as of December 31, 1999 and 1998, and the related statutory statements of income and changes in surplus, and cash flows for each of the three years in the period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of North Carolina, which practices differ from accounting principles generally accepted in the United States. The effects on the financial statements of the variances between the statutory basis of accounting and generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of the Company at December 31, 1999 and 1998, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1999.

To the Board of Directors and Shareholder of London Pacific Life & Annuity Company


In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999, on the basis of accounting described in Note 1.

PricewaterhouseCoopers LLP

Charlotte, North Carolina
April 17, 2000


London Pacific Life & Annuity Company
(A wholly-owned subsidiary of London Pacific Group Limited)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus
-------------------------------------------------------------------------


                                                                                              December 31,
                                                                                              ------------
                                                                                    1999                       1998
                                                                                    ----                       ----
Assets
Investments:
    Bonds                                                                         $1,181,498,312            $ 1,079,610,476
    Preferred stock                                                                  124,462,217                115,693,328
    Common stock                                                                     200,336,259                 46,252,918
    Short-term investments                                                            15,302,353                 19,251,573
    Policy loans                                                                      10,385,021                  9,829,719
     Other invested assets                                                             2,302,606                 20,683,278
     Receivable for securities                                                        22,576,510                     66,995
                                                                                      ----------                     ------
         Total investments                                                         1,556,863,278              1,291,388,287
                                                                                   -------------              -------------
Cash                                                                                   8,111,617                  2,704,561
                                                                                       ---------                  ---------
         Total cash and invested assets                                            1,564,974,895              1,294,092,848
                                                                                   -------------              -------------

Investment income due and accrued                                                     21,971,774                 18,769,336
Electronic data processing equipment, net                                                 48,003                     69,265
Receivable from affiliates                                                               416,979                      6,089
Other assets                                                                             200,266                 24,123,109
Separate account assets                                                              128,735,289                 47,913,325
                                                                                     -----------                 ----------
         Total assets                                                             $1,716,347,206             $1,384,973,972
                                                                                  --------------             --------------

Liabilities, Capital and Surplus
Aggregate reserves for life policies and contracts                                $1,344,885,834             $1,200,939,291
Policy and contract claims                                                               825,361                    456,424
Accrued dividends to policyholders                                                       636,751                    436,814
Interest maintenance reserve                                                           4,811,145                 18,326,723
Federal income taxes (refundable) payable                                            (2,632,985)                (1,733,125)
Remittances and items not allocated                                                    1,905,168                  1,373,171
Asset valuation reserve                                                               71,731,056                 39,037,080
Payable to affiliates                                                                    391,828                    381,529
Payable for securities                                                                   604,991                    -
Accounts payable, accrued expenses and other liabilities                               2,038,806                  1,445,232
Transfers to separate account, net                                                   (3,096,475)                (2,778,943)
Separate account liabilities                                                         127,544,903                 46,774,118
                                                                                     -----------                 ----------
         Total liabilities                                                        $1,549,646,383             $1,304,658,314
                                                                                  --------------             --------------
Commitments and contingent liabilities
Capital and surplus:
    Capital stock - $10 par value, 1,000,000 shares
       authorized; 250,000 shares issued and outstanding                               2,500,000                  2,000,000
    Paid-in and contributed surplus                                                   72,578,799                 70,394,120
    Unassigned surplus                                                                91,622,024                  7,921,538
                                                                                      ----------                  ---------
         Total capital and surplus                                                   166,700,823                 80,315,658
                                                                                     -----------                 ----------
         Total liabilities, capital and surplus                                   $1,716,347,206             $1,384,973,972
                                                                                  ==============             ==============

      The accompanying notes are an integral part of these financial statements.

London Pacific Life & Annuity Company
(A wholly-owned subsidiary of London Pacific Group Limited)

Statutory Statements of Operations
----------------------------------

                                                                                    Year Ended December 31,
                                                                                    -----------------------
                                                                       1999                  1998                  1997
                                                                       ----                  ----                  ----
Revenues
     Insurance premiums and annuity
        considerations                                              $322,086,320          $218,217,846          $176,547,838
     Net investment income                                            85,750,367            89,420,046            88,797,926
     Amortization of interest maintenance reserve                      1,408,222             2,054,884             2,306,437
     Net gain from operations from separate account                       89,710               126,592               133,043
     Other income                                                      1,067,706               821,309               552,225
                                                                       ---------               -------               -------
         Total revenues                                              420,402,325           310,640,677           268,337,469
                                                                     -----------           -----------           -----------
Benefits and expenses
     Policyholder benefits and changes in reserve                    343,223,356           263,063,811           226,126,436
     Commissions                                                      19,901,396            14,474,451            11,156,421
     Net transfer to separate account                                 60,652,130            19,809,661            14,607,074
     Other operating expenses                                         15,470,402            11,529,486            11,819,652
                                                                      ----------            ----------            ----------
         Total benefits and expenses                                 439,247,284           308,877,409           263,709,583
                                                                     -----------           -----------           -----------
Gain (loss) from operations before dividends to
     policyholders, federal income taxes and
     net realized capital gains (losses)                            (18,844,959)             1,763,268             4,627,886

Dividends to policyholders                                             1,011,243               866,445               930,165
                                                                       ---------               -------               -------

Gain (loss) from operations, before federal income
     taxes and net realized capital gains (losses)                  (19,856,202)               896,823             3,697,721

Federal income tax expense (benefit) (excluding
     tax on capital gains (losses)                                   (7,074,352)           (2,300,416)           (2,212,021)
                                                                     ----------            ----------            ----------

Gain (loss) from operations before net realized
     capital gains (losses)                                         (12,781,850)             3,197,239             5,909,742


Net realized capital gains (losses), less capital gains
     tax of $4,692,162, $2,757,516 and $4,852,562
     and excluding ($12,107,355), $2,696,826 and
     $8,322,727 transferred to (from) the IMR in 1999
     1998 and 1997, respectively.                                     13,775,054           (3,063,974)             1,044,541
                                                                      ----------           ----------              ---------
Net income                                                            $  993,204            $  133,265          $  6,954,283
                                                                      ==========            ==========          ============

      The accompanying notes are an integral part of these financial statements.

London Pacific Life & Annuity Company
(A wholly-owned subsidiary of London Pacific Group Limited)

Statutory Statements of Changes in Capital and Surplus
------------------------------------------------------


                                                                       Paid-in and
                                                      Capital          contributed          Unassigned
                                                       Stock             surplus             surplus                Total
                                                       -----             -------             -------                -----

Balance as of December 31, 1996                     $ 2,000,000        $ 70,394,120            $ 3,443,213        $75,837,333

Net income                                                                                       6,954,283          6,954,283

Increase in unrealized capital losses                                                            (886,116)          (886,116)

Increase in non-admitted assets                                                                  (184,000)          (184,000)

Decrease in asset valuation reserve                                                              4,949,399          4,949,399

Dividends to stockholder                                                                       (5,992,000)        (5,992,000)
                                                                                               ----------         ----------
Balance as of December 31, 1997                       2,000,000          70,394,120              8,284,779         80,678,899
Net income                                                                                         133,265            133,265

Increase in unrealized capital gains                                                            20,246,568         20,246,568

Decrease in non-admitted assets                                                                      9,643              9,643

Increase in asset valuation reserve                                                           (14,852,717)       (14,852,717)

Dividends to stockholder                                                                       (5,900,000)        (5,900,000)
                                                                                               ----------         ----------
Balance as of December 31, 1998                       2,000,000          70,394,120              7,921,538         80,315,658

Net income                                                                                         993,204            993,204

Increase in unrealized capital gains                                                           146,518,353        146,518,353

Increase in non-admitted assets                                                                  (617,096)          (617,096)

Increase in asset valuation reserve                                                           (32,693,975)       (32,693,975)

Capital contributions                                                     2,184,679                                 2,184,679

Dividends to stockholder                                                                      (30,000,000)       (30,000,000)

Stock dividend                                          500,000                                  (500,000)
                                                        -------                                  --------
Balance as of December 31, 1999                      $2,500,000         $72,578,799            $91,622,024      $166,700,823
                                                     ==========         ===========            ===========      ============

      The accompanying notes are an integral part of these financial statements.

London Pacific Life & Annuity Company
(A wholly-owned subsidiary of London Pacific Group Limited)

Statutory Statements of Cash Flows
----------------------------------

                                                                                 Year Ended December 31,
                                                                   1999                   1998                   1997
                                                                   ----                   ----                   ----
Cash provided by:
    Premiums and annuity considerations
      collected                                                  $332,086,320          $ 218,217,846          $ 176,547,838
    Investment income received (excluding
      realized gains/losses and net of investment
      expenses)                                                    79,095,328             80,811,293             84,805,153
    Other income received                                           1,067,753                821,309                552,390
                                                                    ---------                -------                -------
         Total cash provided by operations                        412,249,401            299,850,448            261,905,381
                                                                  -----------            -----------            -----------

Cash used for:
    Life and accident and health claims paid                        2,091,177                894,411              1,266,207
    Surrender benefits and other fund
      withdrawals paid                                            142,210,647            140,910,187            136,308,194
    Other benefits to policyholders paid                           54,606,052             52,946,186             53,647,576
                                                                   ----------             ----------             ----------
                                                                  198,907,876            194,750,784            191,221,977
                                                                  -----------            -----------            -----------
    Commissions and other expenses paid                            34,794,263             25,731,833             23,639,673
                                                                   ----------             ----------             ----------
    Net transfers to separate account                              60,969,662             21,257,977             15,431,650
    Dividends to policyholders paid                                   811,306                862,730                919,396
    Federal income taxes (recoverable) paid
      (excluding tax on capital gains)                            (6,174,492)              2,716,382            (1,497,477)
                                                                  ----------               ---------            ----------
         Total cash used for operations                           289,308,615            245,319,706            229,715,219
                                                                  -----------            -----------            -----------
         Net cash provided by operations                          122,940,786             54,530,742             32,190,162
                                                                  -----------             ----------             ----------
Proceeds from investments sold, matured or
   repaid:
    Bonds                                                         248,551,858            645,481,099            758,322,204
    Stocks                                                        125,086,514             29,082,052             23,444,566
    Other proceeds                                                 13,670,060              -                      1,403,827
                                                                   ----------                                     ---------

                                                                  387,308,432            674,563,151            783,170,597
Tax on capital gains                                              (4,692,162)            (2,757,516)            (4,825,562)
                                                                  ----------             ----------             ----------
       Total investment proceeds                                  382,616,270            671,805,635            778,345,035
                                                                  -----------            -----------            -----------

(continued on next page)

      The accompanying notes are an integral part of these financial statements.

London Pacific Life & Annuity Company
(A wholly-owned subsidiary of London Pacific Group Limited)

Statutory Statements of Cash Flows (continued)
----------------------------------------------


                                                                                 Year Ended December 31,
                                                                   1999                   1998                   1997
                                                                   ----                   ----                   ----
Cost of investments acquired:
    Bonds                                                         362,046,634            588,146,927            762,123,622
    Stocks                                                        115,251,847             81,870,393             59,641,808
    Other invested assets                                           -                     20,683,278               -
    Miscellaneous other                                             -                             -                 709,824
                                                                                                                    -------

         Total investments acquired                               477,298,481            690,700,598            822,475,254
Net increase in policy loans                                          555,302              1,342,160              2,192,748
                                                                      -------              ---------              ---------

         Net cash from investments                               (95,237,513)           (20,237,123)           (46,322,967)
                                                                 -----------            -----------            -----------

Cash from financing and miscellaneous
sources:
    Capital and surplus paid in                                     2,184,679              -                      -
    Other cash provided                                             2,616,753              1,130,513             32,627,192
    Dividends to stockholder paid                                (30,000,000)            (5,900,000)            (5,992,000)
    Other cash applied                                            (1,046,869)           (22,610,382)          (111,717,985)
                                                                  ----------            -----------           ------------

         Net cash from financing and
             miscellaneous sources                               (26,245,437)           (27,379,869)           (85,082,793)
                                                                 -----------            -----------            -----------

Net change in cash and short-term investments                       1,457,836              6,913,750           (99,215,598)
                                                                    ---------              ---------           -----------
Cash and short-term investments:
    Beginning of year                                              21,956,134             15,042,384            114,257,982
                                                                   ----------             ----------            -----------
    End of year                                                   $23,413,970           $ 21,956,134           $ 15,042,384
                                                                  ===========           ============           ============


Supplemental disclosures of cash flow
  information:
  Cash paid during the year for:
    Income taxes                                                     $ 33,334            $ 5,551,869            $ 3,381,115

      The accompanying notes are an integral part of these financial statements

London Pacific Life & Annuity Company
(A wholly-owned subsidiary of London Pacific Group Limited)

Notes to Statutory Financial Statements





1.     Summary of Significant Accounting Policies

       Organization

London Pacific Life & Annuity Company (the Company) is domiciled in North Carolina and is a wholly-owned subsidiary of Berkeley (USA) Holdings Limited ("BUSA"), a holding company domiciled in the state of California, which is ultimately a wholly-owned subsidiary of London Pacific Group Limited (formerly Govett & Company Limited). The Company has three wholly-owned subsidiaries,
LPIMC Insurance Marketing Services (the Marketing Company), a registered investment advisor, London Pacific Financial & Insurance Services (the Broker Dealer), a registered broker-dealer and LPIMC Financial Services Company, Inc. (Financial Services). The Company is engaged primarily in the development and marketing of annuity products and universal life insurance. Although the Company is licensed and sells its universal life and annuity products in 40 states, its primary markets are California, Florida, Michigan, Ohio, Texas, Oklahoma and Washington.

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact amounts reported and disclosed herein.

       Basis of presentation

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the North Carolina Department of Insurance which is a comprehensive basis of accounting other than generally accepted accounting principles. Significant differences between statutory accounting principles and generally accepted accounting principles (GAAP) are described in Note 2.

       Investments

Investments are recorded in accordance with the requirements of the National Association of Insurance Commissioners (NAIC). Bonds of issuer obligations are reported at cost or amortized cost; the discount or premium on bonds is amortized using the interest method. For single class and defined multi-class mortgage-backed/asset backed securities, anticipated prepayments are considered when determining the amortization of discount or premium. Prepayment assumptions are obtained from dealer surveys and are based on the current interest rate and economic development. The retrospective adjustment method is used to value all such securities except for interest-only securities, which are valued using the prospective method. Preferred stocks are carried at NAIC Securities Valuation Office (SVO) values. Common stocks are reported at market value as determined by the SVO and the related unrealized capital gain/(loss) is reported in unassigned surplus without any adjustment for federal income taxes. The Company's subsidiaries are reported at equity in the underlying statutory basis of their net assets. As of December 31, 1999, the carrying value of the Company's investment in subsidiaries was $5,152,661. Short-term investments are carried at cost which approximates market value.

       Electronic data processing equipment

Electronic  data  processing  equipment is recorded at cost,  net of accumulated depreciation  of  $2,343,615  and  $2,198,459  at  December  31,  1999 and 1998.
Depreciation is provided using the straight-line method over the estimated useful life of five years. Depreciation expense amounted to $145,157, $198,078 and $217,118 for the years ended December 31, 1999, 1998 and 1997.

       Remittances and items not allocated

Remittances and items not allocated consist primarily of cash received with policy applications for policies that have not been issued.

1.     Summary of Significant Accounting Policies (continued)

       Policy and contract claims

Policy and contract claims of $1,092,517 and $324,472 related to death benefits payable on life and annuity contracts have been accrued at December 31, 1999 and 1998. The remaining policy and contract claims of $122,644 and $131,952 at December 31, 1999 and 1998 relate to estimated incurred but unreported claims on life contracts.

       Separate Account

Separate account assets and liabilities reported in the accompanying Statutory Statement of Admitted Assets, Liabilities, Capital and Surplus represent funds that are separately administered for variable annuity contracts, and for which the contract holder, rather than the Company, bears the investment risk. Separate account assets are reported at market value. The operations of the separate account are not included in the accompanying financial statements.

2. Differences Between Generally Accepted Accounting Principles and Statutory Accounting Principles

Statutory accounting principles vary in some respects from generally accepted accounting principles. The more significant of these differences are as follows:

       Investments

Market values of certain investments in bonds and stocks are based on values specified by the NAIC, rather than on values provided by outside broker confirmations or internally calculated estimates. For GAAP, investments in bonds would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of shareholders' equity for those designated as available-for-sale. Realized gains and losses are reported in income net of income tax rather than on a pretax basis. The Asset Valuation Reserve is determined by an NAIC prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus.

          Subsidiaries

The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company.

       Policy Acquisition Costs

The costs of acquiring and renewing business are expensed when incurred rather than capitalized and amortized over the terms of the related policies.

       Non-admitted Assets

Certain assets designated as "non-admitted," principally furniture and equipment, are excluded from the accompanying Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus and are charged directly to unassigned surplus.

2. Differences Between Generally Accepted Accounting Principles and Statutory Accounting Principles (continued)

       Premiums

Single premium whole life, annuity and flexible premium variable life insurance considerations are recognized as earned upon issuance of the contract, whereas under GAAP, premium income consists of mortality charges, surrender charges earned, policy fees earned and amounts deducted from policyholder accounts.

       Benefit Reserves

Certain policy reserves are calculated based on statutory required interest and mortality assumptions rather than estimated expected experience or actual account balances.

       Income Taxes

Deferred income taxes are not provided for differences between the financial statement amounts and the tax bases of assets and liabilities.

3.          Non-Admitted Assets

Certain assets, designated as non-admitted assets, have been excluded from admitted assets and charged against capital and surplus as follows:

                                                                               December 31,1999         December 31, 1998
                                                                               ----------------         -----------------
       Invested assets                                                             $1,214,382                   $151,723
       Electronic data processing equipment                                           399,505                    393,216
       Furniture and equipment                                                        193,897                    206,690
       Other                                                                           40,236                     30,021
                                                                                       ------                     ------
       Total Non-Admitted Assets                                                   $1,848,020                   $781,650
                                                                                   ==========                   ========

4.     Related Parties

The Company had material transactions with its parent and affiliated companies as follows:

       Capital contributions

The Company received capital contributions from its parent during the years ended December 31, 1999, 1998 and 1997 totaling $2,184,679, $0, and $0 respectively, principally in the form of cash. During 1999, the Company made a $92,673 capital contribution to the Broker Dealer in the form of a debt security, and a $1,000 cash capital contribution to Financial Services.

       Dividends

The Company received a return of capital dividend from the Marketing Company in the amount of $8,123,371 consisting of $2,500,000 million in cash on June 4, 1999 and $5,623,371 in the form of debt securities issued by Two Count Acquisition and SFPNC Holdings on December 31, 1999.

The Company paid an  extraordinary  dividend to Berkeley  (USA) Holding  Limited
(BUSA) consisting of cash and preferred stocks with an aggregate book value of $25,805,005 on September 21, 1999. This dividend was approved by the North Carolina Department of Insurance.

4.     Related Parties (continued)

       Expenses

The Company receives investment advisory services under the terms of an investment management agreement with Berkeley Institutional Investment, Inc.
(BIII), an affiliate. Fees charged to the Company under the agreement amounted to $7,972,725, $5,824,767and $5,742,889 during the years ended December 31,
1999, 1998, and 1997, respectively.

Under the terms of a cost-sharing agreement, the Company has agreed to reimburse Berkeley International Capital Corporation, ("BICC"), an affiliate, for certain expenses incurred on behalf of the Company. For the year ended December 31, 1999, 1998 and 1997, the Company paid (received) ($35,509), $535,581and $745,344 respectively, to (from) BICC.

Commissions on insurance business produced for the Company by its agents are paid by the Marketing Company, the exclusive master general agent for the Company. All of the Company's universal life and fixed annuity business is written through the Marketing Company. For the years ended December 31, 1999, 1998, and 1997, the Company paid commissions of $19,068,682, $12,740,349 and $9,905,064 respectively, to the Marketing Company (and the Marketing Company paid commissions to agents of approximately $19,068,682, $12,740,349 and $9,905,064, respectively).

The Company has payables to affiliates of $391,828 and $381,529 at December 31, 1999 and 1998, respectively, relating to these transactions.

The Company leases certain office space and equipment to Select Advisors, Inc., ("Select"), an affiliate. During 1999 and 1998, the Company received rental income of $357,941 and $290,871, respectively, from Select.

The Company acquired and disposed of securities with affiliates Berkeley International Capital Limited ("BICL") and BUSA, during the year as follows:

                      Acquisitions
                      ------------

                      Bonds                                              Date       Consideration  From
                      -----                                              ----       -------------  ----
                      PGI, Inc. 12% subordinated note due 5/2002         4-08-99       $4,800,000    BICL
                      PGI, Inc. 12% subordinated note due 5/2002         6-23-99        2,500,000    BICL
                      Technology Services Corp. note due 12/1999         6-25-99          424,000    BICC
                                                                                          -------
                                                                                       $7,724,000

                      Equities
                      --------
                      Thru-Put Technologies, Inc. Preferred Stock        4-23-99       $1,000,001    BICL
                      Century Business Common Stock                      4-08-99        4,576,155    BICL
                      Century Business Common Stock Warrants             4-08-99          621,563    BICL
                                                                                          -------
                                                                                       $6,197,719

                      Dispositions
                      ------------
                                                                       Transfer
                      Equities                                            Date      Consideration  To
                      --------                                            ----      -------------  --
                      Packeteer, Inc. Preferred Stock                    4-08-99     $ 10,000,000    BICL
                      Net Perceptions, Inc. Preferred Stock              4-22-99        1,000,000    BICL
                      Ramp Networks, Inc. Preferred Stock                6-21-99        2,500,000    BICL
                      TransMedia Communications, Inc. Preferred Stock    9-15-99          750,000    BICL
                      Alacritech Inc. Preferred Stock                    9-21-99       10,000,000    BUSA
                      On-Link Technologies, Inc. Preferred Stock         9-21-99        7,000,000    BUSA
                      SiTera Corp. Preferred Stock                       9-21-99        6,865,001    BUSA
                      Vina Technologies, Inc. Preferred Stock            9-21-99        2,000,004    BUSA
                      ConvergeNet Technologies, Inc. Preferred Stock    10-19-99        1,093,126    BICL
                                                                                        ---------
                                                                                      $41,208,131

4.     Related Parties (continued)

On April 2, 1999 the Company entered into a capital commitment agreement with BICC that provides for capital infusions based on the Company's RBC ratio. In exchange for the capital commitment, the Company entered into an option agreemnt with BICL wherby BICL can acquire a portion of the Company's interest in certain private preferred stock investments at anytime prior to a liquidity event.

As of December 31, 1999, the Company had a $750,000 investment in a bond issued by an affiliate, Select Advisors, Inc., with a coupon of 7.38% maturing in November 2000.

5.     Federal Income Taxes

The provision for federal income taxes has been computed in accordance with provisions of the Internal Revenue Code, as amended. The Company files a separate federal income tax return and is not included in a consolidated return with affiliated entities.

The Company's total tax expense differs from an amount computed by applying the federal income tax of 35 percent to statutory income. The five primary items required to reconcile taxable income and statutory income are: (1) capitalization of policy acquisition costs, (2) differences in computing reserves for statutory and tax purposes, (3) differences in statutory and tax bases of assets sold, (4) exclusion of IMR amortization, and (5) differences in timing for the deduction of accrued expenses.

6.     Aggregate Reserves For Life Policies and Contracts

Aggregate reserves for life policies and contracts have generally been computed using the Commissioners' Reserve Valuation Method (CRVM) or the Commissioners' Annuity Reserve Valuation Method (CARVM) prescribed by the North Carolina Department of Insurance. The aggregate reserves for life policies and contracts were computed on a policy-by-policy basis.

Statutory reserves for policy benefits due under universal life and accumulation annuity insurance contracts are computed using the CRVM and the CARVM, respectively. The CRVM and CARVM reserves established for specific contracts are the greater of a formula reserve or the cash surrender value of the contract.

The formula reserves for the universal life policies are computed using the 1980 Commissioners Standard Ordinary (CSO) mortality table and discount rates of 5.5%
- 4.0%. These assumptions are in compliance with the minimum statutory requirements.

The accumulation annuity insurance contracts include a single premium deferred annuity product and a flexible premium deferred annuity product. The formula reserves for the single premium deferred annuity are higher than the cash surrender value due to the one year interest rate guarantee provision of these contracts. The Company computed reserves with an interest rate of 5.25% for 1999 and 1998 issues and 5.50% for 1997 issues. These rates are the maximum statutory interest rates for such contracts. For flexible premium deferred annuities, the cash surrender value is never greater than the formula reserves, but may be equal to the CARVM reserve due to the calendar quarter interest guarantee provision of these contracts. The Company uses the same interest rates to compute reserves as are used for single premium deferred annuities.

Reserves for policy benefits due under immediate annuity insurance contracts are based on a present value actuarial computation using a statutory discount rate and a statutory mortality basis. The reserves are based on the 83a annuity and mortality table and with a discount rate of 6.25% for 1999 and 1998 and 6.75% for 1997.

6.     Aggregate Reserves For Life Policies and Contracts (continued)

The withdrawal characteristics of annuity actuarial reserves and deposit liabilities at December 31, 1999 and 1998 are as follows:

                                                                            1999                              1998
                                                                            ----                              ----
       Subject to discretionary withdrawal with
           market value adjustment                                    $158,970,036      11.20%           $4,778,568       0.40%

       Subject to discretionary withdrawal at book
          value less surrender charge of 5% or more                    589,595,894      41.54%          535,281,746      44.80%

       Subject to discretionary withdrawal at market
          value                                                         67,790,141       4.78%           43,995,175       3.68%

       Subject to discretionary withdrawal at book
          value less surrender charge greater than
          0% but less than 5%                                          437,234,855      30.80%          448,254,936      37.53%

       Subject to discretionary withdrawal at book
          value with no surrender charge                                23,456,724       1.65%           19,839,689       1.66%

       Not subject to discretionary withdrawal                         142,373,378      10.03%          142,571,259      11.93%
                                                                       -----------      -----           -----------      -----
                                                                    $1,419,421,028        100%       $1,194,721,373        100%
                                                                    ==============        ===        ==============        ===

7.     Investments

The Company records its investments in debt securities at cost or amortized cost. The securities are designated investment grade (NAIC SVO categories "1" and "2") or non-investment grade (categories "3", "4", "5", and "6"). The NAIC 's highest ratings classification includes issues normally rated investment grade by independent rating agencies.

The NAIC SVO classified the Company's debt securities as follows:

                                                 December 31, 1999                      December 31, 1998
                                                 -----------------                      -----------------

                                            Statement            Percent            Statement          Percent
      NAIC Category                           Value             of Total              Value            of Total
      -------------                           -----             --------              -----            --------

      1 - Highest quality                    $362,760,264         30.70%           $ 428,372,871        39.68%
      2 - High quality                        630,504,131         53.36              470,345,693        43.57
      3 - Medium quality                       97,216,686          8.23               94,990,427         8.80
      4 - Low quality                          46,050,307          3.90               49,381,718         4.57
      5 - Lower quality                        44,966,924          3.81               36,519,767         3.38
      6 - Debt securities in or                -                    -                  -                  -
               near default
                                           $1,181,498,312           100%             $1,079,610,476       100%
                                           ==============           ===              ==============       ===

7.     Investments (continued)

The cost or amortized cost and the fair, or comparable value of investments in debt securities are as follows:

                                                   Cost or                  Gross    Unrealized
       December 31, 1999                        Amortized Cost           Gains               Losses            Fair Value
       -----------------                        --------------           -----               ------            ----------
       U.S. Government
         obligations                                $3,220,695            $29,078         ($23,173)                 $3,226,600

       Obligations of states
          and political subdivisions                 3,155,129             45,092          (37,021)                  3,163,200

       Corporate securities                        918,131,940          1,222,801      (47,809,262)                871,545,479

       Other debt securities                        50,952,665                425       (1,924,194)                 49,028,896

       Mortgage-backed securities                  206,037,883           -                    -                    206,037,883
                                                   -----------                                                     -----------

                                                $1,181,498,312         $1,297,396     ($49,793,650)             $1,133,002,058
                                                ==============         ==========     ============              ==============

                                                    Cost or                    Gross Unrealized
       December 31, 1998                        Amortized Cost            Gains               Losses           Fair Value
       -----------------                        --------------            -----               ------           ----------

       U.S. Government
         obligations                              $  3,219,914          $ 229,186             $ -             $      3,449,100

       Obligations of states
          and political subdivisions                 5,265,374            143,104               -                    5,408,478

       Corporate securities                        781,196,584          6,525,279        ( 14,240,334)             773,481,529

       Other debt securities                        47,810,342             36,745           ( 292)                  47,846,795

       Mortgage-backed securities                  242,118,262           -                      -                  242,118,262
                                                   -----------                                                     -----------
                                                $1,079,610,476         $6,934,314         ($14,240,626)         $1,072,304,164
                                                ==============         ==========         ============          ==============

Fair values are based on published quotations of the SVO of the NAIC. Fair values generally represent quoted market value prices for securities traded in the public marketplace, or analytically determined values using bid or closing prices for securities not traded in the public marketplace. However, for certain investments for which the NAIC does not provide a value, the Company uses the amortized cost amount as a substitute for fair value in accordance with prescribed guidance. As of December 31, 1999 and 1998, the fair value of investments in debt securities includes $465,409,555 and $511,199,170, respectively, of debt securities that were valued at amortized cost.

The cost or amortized cost and the fair value of debt securities at December 31, 1999, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or repay obligations with or without call or prepayment penalties.

7.     Investments (continued)

A summary of the cost or amortized cost and fair value of the Company's investment in debt securities at December 31, 1999, by contractual maturity, is as follows:

                                                                        Cost or
             Maturity:                                                 Amortized Cost              Fair Value
             ---------                                                 --------------              ----------
               In 2000                                                    $29,951,321              $29,290,209
               In 2001-2004                                               163,728,141              161,562,930
               In 2005-2009                                               414,890,932              392,847,218
               After 2009                                                 366,890,035              343,263,818
               Mortgage-backed securities                                 206,037,883              206,037,883
                                                                          -----------              -----------
             Total                                                     $1,181,498,312           $1,132,002,058
                                                                       ==============           ==============

Proceeds from sales of investments in fixed maturities and related gross gains and losses on those sales are as follows:

                                               Year Ended                    Year Ended                 Year Ended
                                            December 31, 1999            December 31, 1998           December 31, 1997
                                            -----------------            -----------------           -----------------
         Proceeds from sales                     $248,551,858                $645,481,099               $758,322,204
         Gross realized gains                     $ 2,178,533                 $ 7,688,430                $13,454,190
         Gross realized losses                    $17,215,413                 $ 9,091,536                $ 1,537,996

At December 31, 1999, debt securities with an admitted asset value of $10,157,405 were on deposit with state insurance departments to satisfy regulatory requirements.

Unrealized gains and losses on investments in non-redeemable preferred and common stocks are reported directly in unassigned surplus and do not affect operations. The gross unrealized gains and losses on, and the cost and fair value of, those investments are summarized as follows:

                                                                        Gross              Gross
                                                                     Unrealized         Unrealized             Fair
                                                     Cost               Gains             Losses              Value
                                                     ----               -----             ------              -----
         At December 31, 1999
              Preferred stocks                       $83,117,050  $        -             ($   482,985)          $82,634,065
              Common stocks                           35,366,086        170,490,120        (5,519,947)          200,336,259
                                                      ----------        -----------        ----------           -----------
              Total                                 $118,485,136       $170,490,120       ($6,002,932)         $282,970,324

         At December 31, 1998
              Preferred stocks                       $73,836,981   $       -           $       -               $ 73,836,981
              Common stocks                           26,789,515         21,836,620   (     2,373,217)           46,252,918
                                                      ----------         ----------   -     ---------            ----------
              Total                                 $100,626,496       $ 21,836,620    ($   2,373,217)         $120,089,899
                                                    ============       ============    ==============          ============

8.       Investment Income

         An analysis of the Company's net investment income is as follows:

                                                                                     Year Ended December 31,
                                                                         1999                 1998                  1997
                                                                         ----                 ----                  ----

        Interest on debt securities                                  $87,073,827          $84,560,205           $91,803,407
        Interest on short-term investments                               567,211              576,053             1,840,299
        Interest on cash on hand and on deposit                          350,629              231,075               268,480
        Equity in undistributed earnings of subsidiaries                  60,784            5,590,498                37,168
        Other investment income                                        5,808,554            5,036,371             1,696,372
                                                                       ---------            ---------             ---------
        Gross investment income                                       93,861,005           95,994,202            95,645,726
        Less investment expenses                                     (8,110,638)          (6,574,157)           (6,847,800)

        Net investment income                                        $85,750,367          $89,420,045           $88,797,926
                                                                     ===========          ===========           ===========

9.        Reinsurance

The maximum amount of direct universal life insurance retained on any life is $250,000. Amounts in excess of $250,000 are ceded on a Yearly Renewable Term basis of reinsurance. Life insurance ceded to other companies for the years ended December 31, 1999 and 1998 totaled $46,380,000 and $41,489,000 or 13.1%
and 11.4% of life insurance in force, respectively. A contingent liability exists with respect to insurance ceded which would become a liability should the reinsurer be unable to meet the obligations assumed under reinsurance agreements.

10.      Surplus

Under the Insurance Code of the State of North Carolina, in a given year the Company may make dividend distributions without prior approval of the Insurance Commissioner up to the lesser of its net gain from operations for the preceding year or 10% of surplus as of December 31 of the preceding year. The maximum dividend that could be paid during 2000 without the Insurance Commissioner's approval is $0.

The NAIC has adopted Risk-Based Capital (RBC) requirements which became effective December 31, 1993, that attempt to evaluate the adequacy of a life insurance company's adjusted statutory capital and surplus in relation to investment, insurance and other business risks. The RBC formula is used by the states as an early warning tool to identify possible weakly capitalized companies for the purpose of initiating regulatory action and is not designed to be a basis for ranking the financial strength of insurance companies. In states which have adopted the NAIC regulations, the new RBC requirements provide for four different levels of regulatory attention depending on the ratio of the company's adjusted capital and surplus to its RBC. As of December 31, 1999, the adjusted capital and surplus of the Company is substantially in excess of the minimum level of RBC that would require regulatory response.

11.    Asset Valuation and Interest Maintenance Reserves

The purpose of the AVR is to decrease the volatility of the incidence of asset losses and to recognize the long term return expectations for equity investments. The increase or decrease to this reserve is charged or credited directly to surplus.

11.    Asset Valuation and Interest Maintenance Reserves (continued)

The purpose of the IMR is to minimize the effect of gains and losses arising from interest rate movements. All realized gains and losses (net of tax) classified as interest related are accumulated and amortized into net income over the remaining period to maturity of the security sold. The effect of recording the IMR at December 31, 1999, 1998 and 1997 was to defer total net capital gains of $6,219,367, $20,381,606 and $19,991,216 respectively, and to recognize $1,408,222, $2,054,884, and $2,306,437, respectively, of IMR amortization into income.

12.    Fair Values of Financial Instruments

The following disclosure of the estimated fair values of financial instruments is made in accordance with the requirements of Statement of Financial Accounting Standards ("SFAS") No. 107, "Disclosure about Fair Value of Financial Instruments." The estimated fair value amounts have been determined using available market information and appropriate valuation methodologies. However, considerable judgment is required to interpret market data to develop these estimates. Accordingly, these estimates are not necessarily indicative of the amounts which could be realized in a current market exchange. The use of different market assumptions or estimation methodologies may have a material effect on the estimated fair value amounts. For financial instruments not separately disclosed below, the carrying value is a reasonable estimate of fair value.

                                                      December 31, 1999                          December 31, 1998
                                          --------------------- -------------------- ---------------------- --------------------
                                                Carrying             Estimated             Carrying              Estimated
                                                 Value              Fair Value               Value              Fair Value
                                          --------------------- -------------------- ---------------------- --------------------
     Assets:
        Debt securities                   $1,181,498,312        $1,135,516,041       $ 1,079,610,476        $1,076,633,837
        Redeemable preferred
        stock                             $   41,828,151        $   38,856,720       $    41,856,347        $   40,283,550
     Liabilities:
        Insurance and annuity
        reserves                          $1,396,214,550        $1,390,589,664       $ 1,195,553,184        $1,216,367,799

       Policy Reserves

In accordance with SFAS No. 107, estimated fair values have been calculated on policy reserves only for those products determined to be investment-type. The estimated fair value of deferred annuity and universal life contracts equals account value after deduction of surrender charges. The estimated fair value of immediate annuity contracts is based on the present value of expected benefits using a discount rate equal to the 5-year Treasury rate.

13.    Concentrations of Credit Risk

At December 31, 1999, the Company held unrated or less-than-investment grade corporate bonds of $188,233,917. Those holdings amounted to 15.9% of the Company's investments in bonds and less than 10.7% of the Company's total admitted assets. The holdings of less-than-investment grade bonds are widely diversified and management believes are of satisfactory quality based on the Company's investment policies and credit standards.

14.    Reconciliation of Net Transfers To or (From) Separate Account

Transfers  are reported in the Summary of  Operations  of the  Separate  Account
Statement:

                                                                                                Year Ended December 31
                                                                                                ----------------------
                                                                                              1999                   1998
                                                                                              ----                   ----
                  Transfers to separate account                                          $66,908,486            $23,664,751
                  Transfers from separate account                                          7,116,568              4,417,686
                                                                                           ---------              ---------
                  Net transfers to or (from) separate account                            $61,530,938            $19,247,065

         Reconciling Adjustments:  Mortality & Expense Fees                                  860,212                562,596
                                                                                             -------                -------

         Transfers as reported in the Statutory Summary of Operations
                   of the Company                                                        $60,652,130            $19,809,661
                                                                                         ===========            ===========

15.      Deferred Compensation Arrangements

Certain agents producing business for the Company participate in a stock appreciation rights plan sponsored by the Parent. The rights vest over a five year period based on the persistency of certain levels of policyholder account values assigned to the agent and the agent remaining active with the Company.

The Parent will reimburse the Company for any plan benefits as they are withdrawn by the participating agents. During 1999, the Company paid $300,119 in plan benefits and received reimbursements of $300,119 from the Parent.

Certain members of Company management are eligible to participate in a contributory deferred compensation plan sponsored by BHL. Compensation deferred pursuant to the terms of the plan was $710,266, $336,514 and $125,408 as of December 31, 1999, 1998 and 1997, respectively.

Certain members of Company management participate in an incentive share option plan sponsored by the Parent whereby the employee can purchase shares of the Parent's common stock. Stock options are granted to employees at a price equal to the fair market value of the stock on the date of grant. The stock options were granted during the years 1990 through 1999. As of December 31, 1999 2,482,625 shares of the Parent's common stock were subject to options granted under the plan with option prices ranging from $2.15 to $3.86. As of December 31, 1999 options on 399,125 shares of common stock became exercisable under the plan with option prices ranging from $3.26 to $3.86. During 1999 302,625 shares with option prices ranging from $3.26 to $3.35 were excercised and 61,250 shares with option prices of $3.35 were forfeited. No options were excercised or forfeited in 1998 and 1997.

16.      Commitment and Contingent Liabilities

Rental expense for all leases was $778,007, $568,588 and $609,627 for 1999, 1998 and 1997, respectively. Future minimum rental commitments under noncancelable operating leases for office space and equipment aggregate $1,838,000 through 2003. The amounts due by year are $791,300 in 2000, $738,000 in 2001, $270,100 in 2002 and $38,600 thereafter.

The Company has contingent liabilities resulting from anticipated state guaranty association assessments for life insurers deemed insolvent during the year. Although the total amount of this exposure is not known, a substantial portion of the amount assessed will be recovered against future premium taxes under current laws and regulations. As of December 31, 1999, the Company estimates its net contingent liability for future state guaranty association assessments is within range of $750,000 to $1,250,000. The Company has not committed any surplus funds to reserve for the contingent liability. The Company recognizes its obligation for guaranty fund assessments when it receives notice that an amount is payable to a guaranty fund.

16.      Commitment and Contingent Liabilities (continued)

Expenses incurred for guaranty fund assessments were $668,578, $889,561 and $1,007,354 in 1999, 1998 and 1997, respectively.

The Company is, from time to time, involved in various legal actions concerning policy benefits and certain other matters. Those actions are considered by the Company in estimating policy reserves and other liabilities. The Company believes that the resolution of those actions should not have a material adverse effect on the Company's statutory surplus.

17. Pending Accounting Pronouncement-Codification of Statutory Accounting Principles

In March 1998, the National Association of Insurance Commissioners (NAIC) finalized the Codification of Statutory Accounting Principles which will replace the current Accounting Practices and Procedures manual as the NAIC's primary guidance on statutory accounting. The Codification, which is effective as of January 1, 2001, provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in some areas.

The Company does not know if or when the North Carolina Department of Insurance will adopt the Codification. The Company believes the effect of such adoption will not have a material adverse effect on the Company's statutory surplus.



                                    PART C


                                OTHER INFORMATION


ITEM  24.    FINANCIAL  STATEMENTS  AND  EXHIBITS

A.    FINANCIAL  STATEMENTS

The financial statements of the Separate Account and the Company are included in Part B hereof.

B.    EXHIBITS

     1. Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account.*

     2.   Not  Applicable.

     3.   Form  of  Principal  Underwriter's  Agreement.*

     4.   Individual  Fixed  and  Variable  Deferred  Annuity  Contract.*

     5.   Application  Form.*

     6.   (i)    Copy  of  Articles  of  Incorporation  of  the  Company.*
          (ii)   Copy  of  the  Bylaws  of  the  Company.*

     7.   Not  Applicable.

     8. (i) Form of Fund Participation Agreement by and among London Pacific Life & Annuity Company, Morgan Stanley Dean Witter Universal Funds, Inc., Morgan Stanley Dean Witter Asset Management Inc. and Miller Anderson & Sherrerd, LLP**

          (ii) Form of Fund Participation Agreement by and between Deutsche Asset Management VIT Funds, Bankers Trust Company and
               London Pacific Life & Annuity Company.***

          (iii) Form of Fund Participation Agreement by and between Federated Insurance Series and London Pacific Life & Annuity Company.***

     9.   Opinion  and  Consent of  Counsel.

    10.   Consent  of  Independent  Accountants.

    11.   Not  Applicable.

    12.   Not  Applicable.

    13.   Calculation of Performance Information.

    14.   Not  Applicable.

    15.   Company  Organizational  Chart.*

    27.   Not  Applicable.

     * Incorporated by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File No. 33-87150) as electronically filed April 18, 1996.

     ** Incorporated by reference to Registrant's Post-Effective Amendment No. 3 to Form N-4 (File No. 33-87150) as electronically filed on April 27, 1998.

   *** Incorporated by reference to Registrant's Post-Effective Amendment No. 5 to Form N-4 (File No. 33-87150) as electronically filed on February 17, 1999.

ITEM  25.    DIRECTORS  AND  OFFICERS  OF  THE  DEPOSITOR

The  following  are  the  Executive  Officers  and  Directors  of the Company:


Business Address           with Depositor
-------------------------  ---------------------------------------

Ian K. Whitehead           Vice-Chairman, Secretary
1755 Creekside Oaks Drive
Sacramento, CA  95833

Arthur I. Trueger          Chairman of the Board and Director
650 California Street
San Francisco, CA  94108

George C. Nicholson        President, Chief Executive Officer
3109 Poplarwood Court      and Director
Raleigh, NC  27604

Susan Y. Gressel           Vice President and Treasurer
3109 Poplarwood Court
Raleigh, NC  27604

Charles M. King            Vice President and Controller
3109 Poplarwood Court
Raleigh, NC  27604

William J. McCarthy        Vice President and Chief Actuary
3109 Poplarwood Court
Raleigh, NC  27604

Charlotte M. Stott         Vice President, National Sales Manager
1755 Creekside Oaks Drive
Sacramento, CA  95833

Jerry T. Tamura            Vice President, Administrative Services
1755 Creekside Oaks Drive
Sacramento, CA  95833

Randolph N. Vance          Vice President, Financial Actuary
3109 Poplarwood Court
Raleigh, NC 27604

Jerry S. Waters            Vice President, Technology Services
1755 Creekside Oaks Drive
Sacramento, CA  95833

William F. Duff            Vice President, Chief Marketing Officer
1755 Creekside Oaks Drive
Sacramento, CA  95833


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Company organizational chart was filed as Exhibit 15 in Registrant's Post-Effective Amendment No. 1 (File No. 33-87150) and is incorporated herein by reference.

ITEM  27.  NUMBER  OF  CONTRACT  OWNERS

As of March 31, 2000, there were 692 Qualified Contract Owners and 682 Non-Qualified Contract Owners.

ITEM  28.  INDEMNIFICATION

The  Bylaws  (Article  V)  of  the  Company  provide  that:

Subject to the laws of the State of North Carolina, any present or former director, officer or employee of the Company, or any person who, at the request of the Company, express or implied, may have served as a director or officer of another Company in which this Company owns shares or of which this Company is a creditor, shall be entitled to reimbursement of expenses and other liabilities, including attorney's fees actually and reasonably incurred by him and any amount paid by him in discharge of a judgment, fine, penalty of costs against him or paid by him in a settlement approved by a court of competent jurisdiction, in any action or proceeding, including any civil, criminal or administrative action, suit, hearing or proceeding, to which he is a party by reason of being or having been a director, officer or employee of this or such other Company. This section is not intended to extend or to limit in any way the rights and remedies provided with respect to indemnification of directors, officers, employees and other persons provided by the laws of the State of North Carolina but is intended to express the desire of the stockholders of this Company that indemnification be granted to such directors, officers, employees and other persons to the fullest extent allowable by such laws.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM  29.  PRINCIPAL  UNDERWRITERS

     (a) Not Applicable.

     (b) London Pacific Financial and Insurance Services is the principal underwriter for the Contracts. The following persons are the officers and directors of London Pacific Financial and Insurance Services.

Name and Principal                      Position and Offices
Business Address                          with Underwriter
-------------------------  -----------------------------------------------
Ian K. Whitehead           Director
1755 Creekside Oaks Drive
Sacramento, CA 95833

Jerry T. Tamura            Chairman, President and Chief Executive Officer
1755 Creekside Oaks Drive
Sacramento, CA 95833

George C. Nicholson        Treasurer and Director
3109 Poplarwood Court
Raleigh, NC 27604

Bonnie J. Bridge           Secretary
1755 Creekside Oaks Drive
Sacramento, CA 95833

     (c)  Not  Applicable.

ITEM  30.  LOCATION  OF  ACCOUNTS  AND  RECORDS

Charles King, whose address is 3109 Poplarwood Court, Raleigh, NC 27604, maintains physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM  31.  MANAGEMENT  SERVICES

Not  Applicable.

ITEM  32.  UNDERTAKINGS

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     d. London Pacific Life & Annuity Company ("Company") hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


                                  SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Raleigh, and State of North Carolina on this 24th day of April, 2000.

                              LPLA  SEPARATE  ACCOUNT  ONE
                              ----------------------------------------------
                              Registrant

                          By:  LONDON  PACIFIC  LIFE  &  ANNUITY  COMPANY
                              ----------------------------------------------


                          By: /s/GEORGE NICHOLSON
                              ----------------------------------------------



                          By:  LONDON  PACIFIC  LIFE  &  ANNUITY  COMPANY
                              ----------------------------------------------
                              Depositor


                          By: /s/GEORGE NICHOLSON
                              ----------------------------------------------


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


/s/ARTHUR I. TRUEGER     Chairman of the Board and Director  4-24-00
-----------------------                                      ------
Arthur I. Trueger                                             Date

/s/IAN K. WHITEHEAD      Vice-Chairman, Secretary            4-24-00
-----------------------  and Director                        ------
Ian K. Whitehead                                              Date

/s/GEORGE C. NICHOLSON   President, Chief Executive Officer  4-24-00
-----------------------  and Director                        ------
George C. Nicholson      (Chief Accounting Officer)           Date



                                    EXHIBITS

                                       TO
                         POST-EFFECTIVE AMENDMENT NO. 7

                                       TO

                                    FORM N-4

                                       FOR

                            LPLA SEPARATE ACCOUNT ONE

                                       OF

                      LONDON PACIFIC LIFE & ANNUITY COMPANY


                                INDEX TO EXHIBITS

EXHIBIT                                                                    PAGE

EX-99.B9    Opinion and Consent of Counsel
EX-99.B10   Consent of Independent Accountants
EX-99.B13   Calculation of Performance Information